[RBC FUNDS LOGO]

                                                      Semi-Annual Report
                                                        October 31, 2002

RBC Large Cap Equity Fund
RBC Mid Cap Equity Fund
RBC Small Cap Equity Fund
RBC Government Income Fund
RBC Quality Income Fund
RBC North Carolina Tax-Free Bond Fund

                               TABLE OF CONTENTS

                          Message From Your President
                                     Page 1

                           RBC Large Cap Equity Fund
                                     Page 2

                            RBC Mid Cap Equity Fund
                                     Page 8

                           RBC Small Cap Equity Fund
                                    Page 15

                           RBC Government Income Fund
                                    Page 22

                            RBC Quality Income Fund
                                    Page 27

                     RBC North Carolina Tax-Free Bond Fund
                                    Page 34

                         Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                [RBC FUNDS LOGO]

DEAR SHAREHOLDER:

    We are pleased to present you this semi-annual report for the RBC Funds. This report provides you pertinent information about the RBC Funds from May 1st through October 31, 2002. It includes:

    - Schedules of Portfolio Investments

    - Statements of Assets and Liabilities

    - Statements of Operations

    - Statements of Changes in Net Assets

    - Notes to Financial Statements

    - Financial Highlights

    Please feel free to call us about any questions you may have about this report, or the RBC Funds at 1-800-442-3688. We welcome your feedback and suggestions. Thank you for your confidence and support as we continue to adhere to our sound investment principles.

Respectfully,

/s/ Walter B. Grimm

Walter B. Grimm
President

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC LARGE CAP EQUITY FUND                                       OCTOBER 31, 2002
(UNAUDITED)

COMMON STOCKS (99.6%)
                                                        MARKET
                                            SHARES       VALUE
                                          ----------  -----------
AEROSPACE/DEFENSE (1.3%)
Boeing Co...............................      10,000  $   297,500
General Dynamics Corp...................       5,000      395,650
                                                      -----------
                                                          693,150
                                                      -----------
AIRLINES (0.6%)
Southwest Airlines Co...................      20,000      292,000
                                                      -----------
AUTO PARTS (0.3%)
Delphi Corp.............................      20,000      139,200
                                                      -----------
AUTOMOBILES & TRUCKS (0.4%)
Ford Motor Co...........................      25,000      211,500
                                                      -----------
BANKING & FINANCIAL SERVICES (17.8%)
American Express Co.....................      15,000      545,550
Bank of America Corp....................      15,000    1,047,000
Bank of New York Co., Inc...............      13,000      338,000
BB&T Corp...............................      10,000      362,500
Capital One Financial Corp..............       5,000      152,350
Citigroup, Inc..........................      40,000    1,478,000
Fannie Mae..............................      11,000      735,460
Fifth Third Bancorp.....................       8,000      508,000
FleetBoston Financial Corp..............      15,000      350,850
Freddie Mac.............................       9,000      554,220
H&R Block, Inc..........................       7,000      310,660
J.P. Morgan Chase & Co..................      15,000      311,250
Lehman Brothers Holdings, Inc...........       5,000      266,350
MBNA Corp...............................      15,000      304,650
Morgan Stanley..........................      10,000      389,200
Northern Trust Corp.....................       8,000      278,560
Washington Mutual, Inc..................      15,000      536,400
Wells Fargo & Co........................      18,000      908,460
                                                      -----------
                                                        9,377,460
                                                      -----------
CHEMICALS (1.4%)
Dow Chemical Co.........................      10,000      259,900
E.I. du Pont de Nemours & Co............      12,000      495,000
                                                      -----------
                                                          754,900
                                                      -----------
COMMERCIAL SERVICES (0.6%)
Concord EFS, Inc. (b)...................      12,000      171,360
Fiserv, Inc. (b)........................       5,000      156,200
                                                      -----------
                                                          327,560
                                                      -----------
COMPUTER INDUSTRY (12.5%)
Adobe Systems, Inc......................      10,000      236,400
Cisco Systems, Inc. (b).................      45,000      503,100
Dell Computer Corp. (b).................      20,000      572,200
Intel Corp..............................      60,000    1,038,000
International Business Machines Corp....      14,000    1,105,160
Intuit, Inc. (b)........................       8,000      415,360
Microsoft Corp. (b).....................      40,000    2,138,800
Oracle Corp. (b)........................      45,000      458,550
Sun Microsystems, Inc. (b)..............      45,000      133,245
                                                      -----------
                                                        6,600,815
                                                      -----------
COMMON STOCKS, CONTINUED:
                                                        MARKET
                                            SHARES       VALUE
                                          ----------  -----------
CONSUMER GOODS & SERVICES (3.6%)
Colgate-Palmolive Co....................       5,000  $   274,900
Gillette Co.............................      12,000      358,560
Kimberly-Clark Corp.....................       6,000      309,000
Procter & Gamble Co.....................      11,000      972,950
                                                      -----------
                                                        1,915,410
                                                      -----------
DISTRIBUTION/WHOLESALE (1.0%)
SYSCO Corp..............................      16,000      506,880
                                                      -----------
DIVERSIFIED OPERATIONS (6.7%)
3M Co...................................       5,000      634,700
General Electric Co.....................      70,000    1,767,500
Honeywell International, Inc............      10,000      239,400
Illinois Tool Works, Inc................       5,000      307,000
United Technologies Corp................       9,000      555,030
                                                      -----------
                                                        3,503,630
                                                      -----------
ELECTRONIC COMPONENTS/INSTRUMENTS (1.5%)
Applied Materials, Inc. (b).............      20,000      300,600
KLA-Tencor Corp. (b)....................       5,000      178,050
Texas Instruments, Inc..................      20,000      317,200
                                                      -----------
                                                          795,850
                                                      -----------
ENERGY (5.8%)
ChevronTexaco Corp......................       5,000      338,150
Exxon Mobil Corp........................      50,000    1,683,000
Kerr-McGee Corp.........................       5,000      217,500
Noble Corp. (b).........................       8,000      258,560
Schlumberger Ltd........................       8,000      320,880
Transocean Sedco Forex, Inc.............      10,000      219,800
                                                      -----------
                                                        3,037,890
                                                      -----------
FOOD & BEVERAGES (5.1%)
Anheuser-Busch Cos., Inc................      11,000      580,360
Coca-Cola Co............................      20,000      929,600
McDonald's Corp.........................      10,000      181,100
PepsiCo, Inc............................      15,000      661,500
Wendy's International, Inc..............      10,000      316,800
                                                      -----------
                                                        2,669,360
                                                      -----------
HEALTH CARE (15.2%)
AmerisourceBergen Corp..................       5,000      355,750
Amgen, Inc. (b).........................      14,000      651,840
Biomet, Inc.............................      10,000      294,600
Bristol-Myers Squibb Co.................      15,000      369,150
Cardinal Health, Inc....................       7,000      484,470
Chiron Corp. (b)........................       7,000      276,500
Eli Lilly & Co..........................       9,000      499,500
Forest Laboratories, Inc. --
  Class A (b)...........................       4,000      391,960
Guidant Corp. (b).......................      10,000      295,700
Johnson & Johnson.......................      23,000    1,351,250
Medtronic, Inc..........................      13,000      582,400
Merck & Co., Inc........................      19,000    1,030,560
Pfizer, Inc.............................      45,000    1,429,650
                                                      -----------
                                                        8,013,330
                                                      -----------

                                   CONTINUED

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC LARGE CAP EQUITY FUND                                       OCTOBER 31, 2002
(UNAUDITED)

COMMON STOCKS, CONTINUED:
                                                        MARKET
                                            SHARES       VALUE
                                          ----------  -----------
INSURANCE (3.6%)
AFLAC, Inc..............................      10,000  $   304,400
American International Group, Inc.......      22,000    1,376,100
Jefferson-Pilot Corp....................       6,000      240,900
                                                      -----------
                                                        1,921,400
                                                      -----------
LEISURE (0.7%)
International Game Technology (b).......       5,000      376,050
                                                      -----------
MACHINERY & EQUIPMENT (0.6%)
Caterpillar, Inc........................       8,000      326,800
                                                      -----------
MEDIA (2.5%)
AOL Time Warner, Inc. (b)...............      35,000      516,250
Gannett Co., Inc........................       5,000      379,650
Walt Disney Co. (The)...................      25,000      417,500
                                                      -----------
                                                        1,313,400
                                                      -----------
METALS (0.6%)
Alcoa, Inc..............................      15,000      330,900
                                                      -----------
PAPER PRODUCTS (0.7%)
International Paper Co..................      10,000      349,300
                                                      -----------
RETAIL (10.2%)
Bed Bath & Beyond, Inc. (b).............      10,000      354,600
Best Buy Co., Inc. (b)..................       9,000      185,490
CVS Corp................................      10,000      277,300
Home Depot, Inc.........................      22,000      635,360
J.C. Penney Co., Inc....................      10,000      190,500
Lowe's Cos., Inc........................      10,000      417,300
RadioShack Corp.........................      10,000      209,000
Target Corp.............................      13,000      391,560
TJX Cos., Inc...........................      16,000      328,320
Wal-Mart Stores, Inc....................      35,000    1,874,250
Walgreen Co.............................      15,000      506,250
                                                      -----------
                                                        5,369,930
                                                      -----------
TELECOMMUNICATIONS (3.8%)
ALLTEL Corp.............................       7,000      347,970
SBC Communications, Inc.................      30,000      769,800
Verizon Communications, Inc.............      23,000      868,480
                                                      -----------
                                                        1,986,250
                                                      -----------
TRANSPORTATION & SHIPPING (0.8%)
FedEx Corp..............................       8,000      425,520
                                                      -----------
UTILITIES (2.3%)
Duke Energy Corp........................      15,000      307,350
Exelon Corp.............................       5,000      252,000
Kinder Morgan, Inc......................       5,000      183,050
Southern Co.............................      15,000      445,500
                                                      -----------
                                                        1,187,900
                                                      -----------
TOTAL COMMON STOCKS
  (Cost $73,487,430)................................   52,426,385
                                                      -----------

INVESTMENT COMPANIES (0.4%)
                                                        MARKET
                                            SHARES       VALUE
                                          ----------  -----------
Goldman Sachs Financial Square Prime
  Money Market Fund.....................     106,086  $   106,086
Provident Institutional Temporary
  Investment Fund.......................     106,087      106,087
                                                      -----------
TOTAL INVESTMENT COMPANIES
  (Cost $212,173)...................................      212,173
                                                      -----------
TOTAL INVESTMENTS
  (Cost $73,699,603) (a) -- 100.0%..................   52,638,558
Other assets in excess of liabilities -- 0.0%               7,830
                                                      -----------
NET ASSETS -- 100.0%................................  $52,646,388
                                                      ===========

---------

(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.................  $  2,964,645
Unrealized depreciation.................   (24,025,690)
                                          ------------
Net unrealized depreciation.............  $(21,061,045)
                                          ============

     Aggregate cost for federal income tax purposes is substantially the same.
(b)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC LARGE CAP EQUITY FUND
(UNAUDITED)

  STATEMENT OF ASSETS AND LIABILITIES

                                                                OCTOBER 31, 2002

ASSETS:
Investments, at value (cost
  $73,699,603)..........................          $52,638,558
Interest and dividends receivable.......               63,651
Prepaid expenses........................                9,594
                                                  -----------
  TOTAL ASSETS..........................           52,711,803
LIABILITIES:
Distributions payable...................  $4,099
Accrued expenses and other payables:
  Investment advisory fees..............   3,042
  Administration fees...................     652
  Distribution fees.....................   3,694
  Other.................................  53,928
                                          ------
  TOTAL LIABILITIES.....................               65,415
                                                  -----------
NET ASSETS:
Capital.................................           98,996,924
Accumulated net investment income.......               11,122
Accumulated net realized losses from
  investment transactions...............          (25,300,613)
Net unrealized depreciation from
  investments...........................          (21,061,045)
                                                  -----------
NET ASSETS..............................          $52,646,388
                                                  ===========
Class A
  Net Assets............................          $ 7,721,531
  Shares................................              930,584
  Offering and redemption price per
    share...............................          $      8.30
                                                  ===========
Class B
  Net Assets............................          $ 2,548,698
  Shares................................              318,024
  Offering and redemption price per
    share*..............................          $      8.01
                                                  ===========
Class I
  Net Assets............................          $42,376,159
  Shares................................            5,078,092
  Offering and redemption price per
    share...............................          $      8.34
                                                  ===========

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                       FOR THE SIX MONTHS ENDED OCTOBER 31, 2002

INVESTMENT INCOME:
Dividend income.........................               $     491,417
                                                       -------------
  TOTAL INVESTMENT INCOME...............                     491,417
EXPENSES:
Investment advisory fees................  $   213,854
Administration fees.....................       45,826
Distribution fees--Class A..............       20,979
Distribution fees--Class B..............       15,277
Accounting fees.........................       18,147
Custodian fees..........................        7,639
Transfer agent fees.....................       40,227
Trustees' fees..........................        7,183
Other fees..............................       50,199
                                          -----------
  Total expenses before voluntary fee
    reductions..........................                     419,331
  Expenses voluntarily reduced by
    distributor.........................                     (10,489)
                                                       -------------
  Net Expenses..........................                     408,842
                                                       -------------
NET INVESTMENT INCOME...................                      82,575
                                                       -------------
REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment
  transactions and other dispositions...                  (7,981,929)
Change in unrealized depreciation from
  investments...........................                  (3,340,003)
                                                       -------------
Net realized/unrealized losses from
  investments...........................                 (11,321,932)
                                                       -------------
Change in net assets resulting from
  operations............................               $ (11,239,357)
                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

RBC FUNDS, INC.
RBC LARGE CAP EQUITY FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE SIX       FOR THE
                                           MONTHS ENDED     YEAR ENDED
                                           OCTOBER 31,      APRIL 30,
                                               2002            2002
                                          --------------  --------------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income.................  $       82,575  $       87,387
  Net realized losses from investment
    transactions and other
    dispositions........................      (7,981,929)     (8,854,106)
  Change in unrealized depreciation from
    investments.........................      (3,340,003)    (18,261,287)
                                          --------------  --------------
Change in net assets resulting from
  operations............................     (11,239,357)    (27,028,006)
                                          --------------  --------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............          (2,848)         (1,637)
  From return of capital................              --          (1,372)
DIVIDENDS TO CLASS I SHAREHOLDERS:
  From net investment income............         (68,605)        (85,750)
  From return of capital................              --         (71,878)
                                          --------------  --------------
Change in net assets from shareholder
  dividends.............................         (71,453)       (160,638)
                                          --------------  --------------
Change in net assets from capital
  transactions..........................     (14,328,909)    (64,480,051)
                                          --------------  --------------
Change in net assets....................     (25,639,719)    (91,668,695)
NET ASSETS:
  Beginning of period...................      78,286,107     169,954,802
                                          --------------  --------------
  End of period.........................  $   52,646,388  $   78,286,107
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC LARGE CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                             FOR THE SIX
                             MONTHS ENDED                    FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     -------------------------------------------------------------
                                 2002          2002         2001         2000         1999         1998
                             ------------    ---------    ---------    ---------    ---------    ---------
                             (UNAUDITED)
Net Asset Value,               $  9.87        $ 12.02      $ 15.56      $ 13.81      $ 12.60      $ 10.91
  Beginning of Period....
                               -------        -------      -------      -------      -------      -------
Investment Activities
  Net investment income
    (loss)...............           --          (0.02)       (0.04)       (0.02)        0.10         0.26
  Net realized and
    unrealized gains
    (losses) from
    investments..........        (1.57)         (2.13)       (2.55)        2.03         2.19         2.90
                               -------        -------      -------      -------      -------      -------
  Total from Investment
    Activities...........        (1.57)         (2.15)       (2.59)        2.01         2.29         3.16
                               -------        -------      -------      -------      -------      -------
Distributions
  Net investment
    income...............       (a)                (a)          --        (0.01)       (0.10)       (0.26)
  Return of capital......           --             (a)          --           --           --           --
  Net realized gains.....           --             --        (0.95)       (0.25)       (0.98)       (1.21)
                               -------        -------      -------      -------      -------      -------
  Total Distributions....           --             --        (0.95)       (0.26)       (1.08)       (1.47)
                               -------        -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................      $  8.30        $  9.87      $ 12.02      $ 15.56      $ 13.81      $ 12.60
                               =======        =======      =======      =======      =======      =======
TOTAL RETURN.............       (15.88%)(b)    (17.87%)     (17.24%)      14.63%       19.58%       30.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $ 7,722        $ 9,906      $14,126      $19,044      $ 2,335      $ 1,490
Ratio of expenses to
  average net assets.....         1.51%(c)       1.34%        1.25%        1.25%        1.14%        0.90%
Ratio of net investment
  income (loss) to
  average net assets.....         0.10%(c)      (0.14%)      (0.28%)      (0.22%)       0.72%        2.05%
Ratio of expenses to
  average net assets*....         1.76%(c)       1.59%        1.50%        1.50%        1.51%        1.55%
Portfolio turnover
  rate**.................            3%            33%          31%          63%         114%          39%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  LESS THAN $0.01 PER SHARE.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.

  FINANCIAL HIGHLIGHTS, CLASS B

                             FOR THE SIX
                             MONTHS ENDED                    FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     -------------------------------------------------------------
                                 2002          2002         2001         2000         1999         1998
                             ------------    ---------    ---------    ---------    ---------    ---------
                             (UNAUDITED)
Net Asset Value,               $  9.56        $ 11.73      $ 15.32      $ 13.70      $ 12.55      $ 10.88
  Beginning of Period....
                               -------        -------      -------      -------      -------      -------
Investment Activities
  Net investment income
    (loss)...............        (0.03)         (0.10)       (0.14)       (0.11)       (0.01)        0.17
  Net realized and
    unrealized gains
    (losses) from
    investments..........        (1.52)         (2.07)       (2.50)        1.98         2.20         2.88
                               -------        -------      -------      -------      -------      -------
  Total from Investment
    Activities...........        (1.55)         (2.17)       (2.64)        1.87         2.19         3.05
                               -------        -------      -------      -------      -------      -------
Distributions
  Net investment
    income...............           --             --           --           --        (0.06)       (0.17)
  Net realized gains.....           --             --        (0.95)       (0.25)       (0.98)       (1.21)
                               -------        -------      -------      -------      -------      -------
  Total Distributions....           --             --        (0.95)       (0.25)       (1.04)       (1.38)
                               -------        -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................      $  8.01        $  9.56      $ 11.73      $ 15.32      $ 13.70      $ 12.55
                               =======        =======      =======      =======      =======      =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE).....       (16.21%)(b)    (18.50%)     (17.85%)      13.72%       18.76%       29.39%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $ 2,549        $ 3,865      $ 5,990      $ 7,703      $ 4,138      $ 2,182
Ratio of expenses to
  average net assets.....         2.26%(c)       2.09%        2.00%        2.00%        1.90%        1.64%
Ratio of net investment
  income (loss) to
  average net assets.....        (0.65%)(c)     (0.89%)      (1.03%)      (0.94%)      (0.09%)       1.30%
Ratio of expenses to
  average net assets*....           (a)            (a)          (a)          (a)        2.01%        2.05%
Portfolio turnover
  rate**.................            3%            33%          31%          63%         114%          39%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.

                                   CONTINUED

RBC FUNDS, INC.
RBC LARGE CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated

  FINANCIAL HIGHLIGHTS, CLASS I

                             FOR THE SIX
                             MONTHS ENDED                    FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     -------------------------------------------------------------
                                 2002          2002         2001         2000         1999         1998
                             ------------    ---------    ---------    ---------    ---------    ---------
                             (UNAUDITED)
Net Asset Value,               $  9.92        $ 12.07     $  15.57     $  13.80     $  12.58      $ 10.89
  Beginning of Period....
                               -------        -------     --------     --------     --------      -------
Investment Activities
  Net investment
    income...............         0.01           0.02           (b)        0.01         0.12         0.29
  In excess of net
    investment income....           --             (b)          --           --           --
  Net realized and
    unrealized gains
    (losses) from
    investments..........        (1.58)         (2.15)       (2.55)        2.03         2.21         2.89
                               -------        -------     --------     --------     --------      -------
  Total from Investment
    Activities...........        (1.57)         (2.13)       (2.55)        2.04         2.33         3.18
                               -------        -------     --------     --------     --------      -------
Distributions
  Net investment
    income...............        (0.01)         (0.01)          (b)       (0.02)       (0.13)       (0.28)
  Return of capital......           --          (0.01)          --           --           --           --
  Net realized gains.....           --             --        (0.95)       (0.25)       (0.98)       (1.21)
                               -------        -------     --------     --------     --------      -------
  Total Distributions....        (0.01)         (0.02)       (0.95)       (0.27)       (1.11)       (1.49)
                               -------        -------     --------     --------     --------      -------
Net Asset Value, End of
  Period.................      $  8.34        $  9.92     $  12.07     $  15.57     $  13.80      $ 12.58
                               =======        =======     ========     ========     ========      =======
TOTAL RETURN.............       (15.80%)(c)    (17.71%)     (16.96%)      14.88%       19.94%       30.72%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $42,376        $64,516     $149,839     $194,157     $139,857      $65,053
Ratio of expenses to
  average net assets.....         1.26%(d)       1.09%        1.00%        1.00%        0.92%        0.67%
Ratio of net investment
  income (loss) to
  average net assets.....         0.35%(d)       0.11%       (0.03%)       0.09%        0.82%        2.37%
Ratio of expenses to
  average net assets*....           (a)            (a)          (a)          (a)        1.02%        1.08%
Portfolio turnover
  rate**.................            3%            33%          31%          63%         114%          39%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.
(b)  LESS THAN $0.01 PER SHARE.
(c)  NOT ANNUALIZED.
(d)  ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC MID CAP EQUITY FUND                                         OCTOBER 31, 2002
(UNAUDITED)

COMMON STOCKS (92.9%)
                                                        MARKET
                                           SHARES       VALUE
                                          ---------  ------------
ADVERTISING (0.3%)
Catalina Marketing Corp. (b)............     25,000  $    483,750
                                                     ------------
AUTO PARTS (1.0%)
Gentex Corp. (b)........................     25,000       737,000
Lear Corp. (b)..........................     20,000       731,000
                                                     ------------
                                                        1,468,000
                                                     ------------
BANKING & FINANCIAL SERVICES (17.6%)
A.G. Edwards, Inc.......................     30,000       987,000
Allmerica Financial Corp................     12,000       102,120
Associated Banc-Corp....................     32,000     1,073,920
Astoria Financial Corp..................     34,000       890,120
Banknorth Group, Inc....................     50,000     1,158,500
Certegy, Inc. (b).......................     16,000       336,000
City National Corp......................     20,000       905,000
Colonial BancGroup, Inc.................     45,000       538,200
Compass Bancshares, Inc.................     45,000     1,453,500
E*Trade Group, Inc. (b).................    125,000       562,500
Golden State Bancorp, Inc...............     52,000     1,913,079
GreenPoint Financial Corp...............     30,000     1,307,100
Legg Mason, Inc.........................     20,000       929,200
M&T Bank Corp...........................     22,000     1,802,240
Mercantile Bankshares Corp..............     30,000     1,168,200
National Commerce Financial Corp........     60,000     1,468,800
New York Community Bancorp, Inc.........     50,000     1,453,000
North Fork Bancorp, Inc.................     45,000     1,730,700
Provident Financial Group, Inc..........     14,000       363,860
Roslyn Bancorp, Inc.....................      4,300        71,204
SEI Investments Co......................     41,000     1,094,290
Silicon Valley Bancshares (b)...........     34,000       638,860
Sovereign Bancorp, Inc..................     75,000     1,056,000
TCF Financial Corp......................     29,000     1,230,760
Waddell & Reed Financial, Inc...........     40,000       700,000
Webster Financial Corp..................     20,000       648,200
Wilmington Trust Corp...................     28,000       849,800
                                                     ------------
                                                       26,432,153
                                                     ------------
BUILDING & CONSTRUCTION (0.8%)
Dycom Industries, Inc. (b)..............     35,000       380,450
Granite Construction, Inc...............     20,000       320,400
Lennar Corp.............................     10,000       551,700
                                                     ------------
                                                        1,252,550
                                                     ------------
BUILDING PRODUCTS (1.0%)
Martin Marietta Materials, Inc..........     20,000       556,800
Valspar Corp............................     22,000       918,940
                                                     ------------
                                                        1,475,740
                                                     ------------
BUSINESS EQUIPMENT & SERVICES (2.3%)
Acxiom Corp. (b)........................     25,000       315,000
ChoicePoint, Inc. (b)...................     37,000     1,400,820
Copart, Inc. (b)........................     40,000       426,800
Jack Henry & Associates, Inc............     40,000       411,160
Manpower, Inc...........................     29,000       988,900
                                                     ------------
                                                        3,542,680
                                                     ------------
COMMON STOCKS, CONTINUED:
                                                        MARKET
                                           SHARES       VALUE
                                          ---------  ------------
CHEMICALS (1.1%)
Cabot Microelectronics Corp. (b)........      5,609  $    254,593
Ferro Corp..............................     26,000       636,220
FMC Corp. (b)...........................     25,000       764,750
                                                     ------------
                                                        1,655,563
                                                     ------------
COMMERCIAL SERVICES (0.1%)
Plexus Corp. (b)........................     20,000       214,600
                                                     ------------
COMPUTER INDUSTRY (8.6%)
Activision, Inc. (b)....................     40,000       820,000
Affiliated Computer
  Services, Inc. (b)....................     46,000     2,118,300
Cadence Design Systems, Inc. (b)........     85,000       861,050
CheckFree Corp. (b).....................     42,000       683,760
CSG Systems International, Inc. (b).....     35,000       450,765
Diebold, Inc............................      7,500       267,375
DST Systems, Inc. (b)...................     52,000     1,599,000
Mentor Graphics Corp. (b)...............     45,000       427,185
Storage Technology Corp. (b)............     15,000       265,200
SunGard Data Systems, Inc. (b)..........     85,000     1,884,450
Symantec Corp. (b)......................     58,000     2,320,000
Synopsys, Inc. (b)......................     35,000     1,324,750
                                                     ------------
                                                       13,021,835
                                                     ------------
CONSUMER GOODS & SERVICES (3.9%)
Blyth, Inc..............................     28,000       789,600
Callaway Golf Co........................     40,000       489,600
Church & Dwight Co., Inc................     20,000       691,600
Dial Corp...............................     46,000       977,960
Fastenal Co.............................     37,000     1,256,150
Mohawk Industries, Inc. (b).............     17,000       910,350
Sonoco Products Co......................     30,000       705,000
                                                     ------------
                                                        5,820,260
                                                     ------------
DIVERSIFIED OPERATIONS (2.3%)
SPX Corp. (b)...........................     52,000     2,184,520
Teleflex, Inc...........................     15,000       630,900
Viad Corp...............................     31,000       602,020
                                                     ------------
                                                        3,417,440
                                                     ------------
DRUGS (3.7%)
ICN Pharmaceuticals, Inc................     33,000       275,550
IDEC Pharmaceuticals Corp. (b)..........     45,000     2,070,900
IVAX Corp. (b)..........................     55,000       690,250
Millennium
  Pharmaceuticals, Inc. (b).............     80,000       595,200
Mylan Laboratories, Inc.................     47,000     1,479,090
Protein Design Labs, Inc. (b)...........     50,000       415,000
                                                     ------------
                                                        5,525,990
                                                     ------------
EDUCATION (0.4%)
DeVry, Inc. (b).........................     25,000       355,000
Scholastic Corp. (b)....................      7,000       309,050
                                                     ------------
                                                          664,050
                                                     ------------
ELECTRONIC COMPONENTS/INSTRUMENTS (3.7%)
Arrow Electronics, Inc. (b).............     24,000       315,120
Atmel Corp. (b).........................    180,000       300,600

                                   CONTINUED

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC MID CAP EQUITY FUND                                         OCTOBER 31, 2002
(UNAUDITED)

COMMON STOCKS, CONTINUED:
                                                        MARKET
                                           SHARES       VALUE
                                          ---------  ------------
Cypress Semiconductor Corp. (b).........     50,000  $    281,000
Integrated Device
  Technology, Inc. (b)..................     40,000       395,080
International Rectifier Corp. (b).......     28,000       483,560
KEMET Corp. (b).........................     30,000       263,100
Lam Research Corp. (b)..................     30,000       377,700
Lattice Semiconductor Corp. (b).........     20,000       135,400
Micrel, Inc. (b)........................     30,000       247,800
Microchip Technology, Inc. (b)..........     65,000     1,586,000
Semtech Corp. (b).......................     30,000       423,900
Vishay Intertechnology, Inc. (b)........     75,000       772,500
                                                     ------------
                                                        5,581,760
                                                     ------------
ENERGY (5.9%)
Diamond Offshore Drilling, Inc..........     15,000       313,500
ENSCO International, Inc................     45,000     1,216,800
Grant Prideco, Inc. (b).................     50,000       483,000
Murphy Oil Corp.........................     10,000       838,300
Noble Energy, Inc.......................     19,000       691,410
Ocean Energy, Inc.......................     55,000     1,024,650
ONEOK, Inc..............................     30,000       568,200
Pioneer Natural Resources Co. (b).......     40,000       994,800
Smith International, Inc. (b)...........     28,000       875,280
Tidewater, Inc..........................     18,000       507,060
Weatherford International Ltd. (b)......     35,000     1,401,400
                                                     ------------
                                                        8,914,400
                                                     ------------
ENVIRONMENTAL SERVICES (0.6%)
Republic Services, Inc. --
  Class A (b)...........................     45,000       926,100
                                                     ------------
FOOD & BEVERAGES (4.9%)
Brinker International, Inc. (b).........     40,000     1,135,600
Constellation Brands, Inc. (b)..........     20,000       506,600
Hormel Foods Corp.......................     73,000     1,766,600
McCormick & Co., Inc....................     63,000     1,401,120
Smithfield Foods, Inc. (b)..............     55,000       854,700
Tootsie Roll Industries, Inc............     15,000       473,100
Tyson Foods, Inc. -- Class A............    110,000     1,217,700
                                                     ------------
                                                        7,355,420
                                                     ------------
HEALTH CARE (10.3%)
AdvancePCS, Inc. (b)....................     35,000       878,500
Apogent Technologies, Inc. (b)..........     50,000       909,000
Barr Laboratories, Inc. (b).............     17,000     1,000,110
Beckman Coulter, Inc....................     20,000       557,000
Covance, Inc. (b).......................     30,000       668,400
DENTSPLY International, Inc.............     30,000     1,107,600
Edwards Lifesciences Corp. (b)..........     25,000       642,250
Express Scripts, Inc. --
  Class A (b)...........................     25,000     1,358,750
Gilead Sciences, Inc. (b)...............     52,000     1,806,480
Hillenbrand Industries, Inc.............     20,000     1,040,000
Lincare Holdings, Inc. (b)..............     35,600     1,212,892
Oxford Health Plans, Inc. (b)...........     20,000       711,200
Quest Diagnostics, Inc. (b).............     44,000     2,808,520
Universal Health Services, Inc. --
  Class B (b)...........................     15,000       727,200
                                                     ------------
                                                       15,427,902
                                                     ------------
COMMON STOCKS, CONTINUED:
                                                        MARKET
                                           SHARES       VALUE
                                          ---------  ------------
INSURANCE (1.7%)
Everest Re Group Ltd....................     22,000  $  1,276,440
Protective Life Corp....................     24,000       685,920
Radian Group, Inc.......................     17,000       599,590
                                                     ------------
                                                        2,561,950
                                                     ------------
LEISURE (0.2%)
Park Place Entertainment Corp. (b)......     50,000       362,500
                                                     ------------
MEDIA (3.6%)
Belo (A.H.) Corp. -- Class A............     15,000       346,500
Entercom Communications Corp. (b).......     21,000     1,033,620
Hispanic Broadcasting Corp. (b).........     30,000       645,000
Media General, Inc. -- Class A..........     10,000       547,000
Readers Digest Assoc., Inc. --
  Class A...............................     25,000       406,500
Washington Post Co. -- Class B..........      1,900     1,383,010
Westwood One, Inc. (b)..................     30,000     1,089,000
                                                     ------------
                                                        5,450,630
                                                     ------------
METALS (0.2%)
Precision Castparts Corp................     15,000       291,150
                                                     ------------
POLLUTION CONTROL (0.5%)
Donaldson Co., Inc......................     22,000       694,540
                                                     ------------
RESTAURANTS (0.9%)
Cheesecake Factory, Inc. (b)............     17,000       576,300
Outback Steakhouse, Inc. (b)............     25,000       851,250
                                                     ------------
                                                        1,427,550
                                                     ------------
RETAIL (7.6%)
99 Cents Only Stores (b)................     35,000       946,750
Abercrombie & Fitch Co. --
  Class A (b)...........................     48,000       855,360
American Eagle Outfitters, Inc. (b).....     10,000       145,200
Barnes & Noble, Inc. (b)................     12,000       253,200
BJ's Wholesale Club, Inc. (b)...........     25,000       505,500
CDW Computer Centers, Inc. (b)..........     38,000     2,014,760
Coach, Inc. (b).........................     50,000     1,487,500
Dollar Tree Stores, Inc. (b)............     50,000     1,314,500
Pier 1 Imports, Inc.....................     45,000       848,250
Ross Stores, Inc........................     30,000     1,255,500
Timberland Co. -- Class A (b)...........     20,000       635,600
Williams-Sonoma, Inc. (b)...............     50,000     1,190,000
                                                     ------------
                                                       11,452,120
                                                     ------------
TELECOMMUNICATIONS (0.9%)
Price Communications Corp. (b)..........     20,000       266,800
Telephone & Data Systems, Inc...........     20,000     1,018,000
                                                     ------------
                                                        1,284,800
                                                     ------------
TELECOMMUNICATIONS EQUIPMENT (2.4%)
Advanced Fibre
  Communications, Inc. (b)..............     20,000       323,580
Intersil Corp. -- Class A (b)...........     35,000       594,650
L-3 Communications
  Holdings, Inc. (b)....................     50,000     2,350,000
RF Micro Devices, Inc. (b)..............     50,000       424,450
                                                     ------------
                                                        3,692,680
                                                     ------------

                                   CONTINUED

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC MID CAP EQUITY FUND                                         OCTOBER 31, 2002
(UNAUDITED)

COMMON STOCKS, CONTINUED:
                                                        MARKET
                                           SHARES       VALUE
                                          ---------  ------------
TRANSPORTATION & SHIPPING (1.6%)
C.H. Robinson Worldwide, Inc............     30,000  $    887,100
Expeditors International of
  Washington, Inc.......................     40,000     1,260,400
GATX Corp...............................     16,000       320,800
                                                     ------------
                                                        2,468,300
                                                     ------------
UTILITIES (4.8%)
Alliant Energy Corp.....................     30,000       480,600
American Water Works Co., Inc...........     20,000       895,600
DPL, Inc................................     40,000       552,000
Energy East Corp........................     45,000       958,500
IDACORP, Inc............................     16,000       416,160
National Fuel Gas Co....................     40,000       806,800
Northeast Utilities.....................     50,000       752,500
OGE Energy Corp.........................     45,000       717,750
Questar Corp............................     35,000       903,000
Vectren Corp............................     30,000       738,900
                                                     ------------
                                                        7,221,810
                                                     ------------
TOTAL COMMON STOCKS (Cost $158,167,503)............   140,088,223
                                                     ------------
INDEX LINKED TRUSTS (4.6%)
Cyclical/Transportation Select Sector
  SPDR..................................     30,000       727,500
S&P Mid Cap 400 Depositary..............     80,000     6,208,800
                                                     ------------
TOTAL INDEX LINKED TRUSTS (Cost $8,211,988)........     6,936,300
                                                     ------------

INVESTMENT COMPANIES (2.5%)
                                                        MARKET
                                           SHARES       VALUE
                                          ---------  ------------
Goldman Sachs Financial Square Prime
  Money Market Fund.....................  1,858,866  $  1,858,866
Provident Institutional Temporary
  Investment Fund.......................  1,858,867     1,858,867
                                                     ------------
TOTAL INVESTMENT COMPANIES
  (Cost $3,717,733)................................     3,717,733
                                                     ------------
TOTAL INVESTMENTS
  (Cost $170,097,224) (a) -- 100.0%................   150,742,256
Other assets in excess of liabilities -- 0.0%......        32,579
                                                     ------------
NET ASSETS -- 100.0%...............................  $150,774,835
                                                     ============

---------

(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.................  $ 17,071,781
Unrealized depreciation.................   (36,426,749)
                                          ------------
Net unrealized depreciation.............  $(19,354,968)
                                          ============

     Aggregate cost for federal income tax purposes is substantially the same.
(b)  Non-income producing security.
SPDR -- Standard & Poor's Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC MID CAP EQUITY FUND
(UNAUDITED)

  STATEMENT OF ASSETS AND LIABILITIES

                                                                OCTOBER 31, 2002

ASSETS:
Investments, at value (cost
  $170,097,224).........................          $150,742,256
Interest and dividends receivable.......              117,604
Receivable for capital shares issued....               16,059
Prepaid expenses........................               21,859
                                                  -----------
  TOTAL ASSETS..........................          150,897,778
LIABILITIES:
Payable for capital shares redeemed.....  $12,381
Accrued expenses and other payables:
  Investment advisory fees..............   8,597
  Administration fees...................   1,842
  Distribution fees.....................  17,288
  Other.................................  82,835
                                          ------
  TOTAL LIABILITIES.....................              122,943
                                                  -----------
NET ASSETS:
Capital.................................          177,501,934
Accumulated net investment loss.........             (176,002)
Accumulated net realized losses from
  investment transactions and futures
  contracts.............................           (7,196,129)
Net unrealized depreciation from
  investments...........................          (19,354,968)
                                                  -----------
NET ASSETS..............................          $150,774,835
                                                  ===========
Class A
  Net Assets............................          $43,146,452
  Shares................................            4,707,260
  Offering and redemption price per
    share...............................          $      9.17
                                                  ===========
Class B
  Net Assets............................          $10,259,203
  Shares................................            1,203,827
  Offering and redemption price per
    share*..............................          $      8.52
                                                  ===========
Class I
  Net Assets............................          $97,369,180
  Shares................................           10,450,380
  Offering and redemption price per
    share...............................          $      9.32
                                                  ===========

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                       FOR THE SIX MONTHS ENDED OCTOBER 31, 2002

INVESTMENT INCOME:
Interest income.........................               $      56,932
Dividend income.........................                     840,290
                                                       -------------
  TOTAL INVESTMENT INCOME...............                     897,222
EXPENSES:
Investment advisory fees................  $   571,556
Administration fees.....................      122,477
Distribution fees--Class A..............      119,248
Distribution fees--Class B..............       59,724
Fund accounting fees....................       29,001
Custodian fees..........................       20,412
Transfer agent fees.....................       96,857
Trustees' fees..........................       16,040
Other fees..............................       97,533
                                          -----------
  Total expenses before voluntary fee
    reductions..........................                   1,132,848
  Expenses voluntarily reduced by
    distributor.........................                     (59,624)
                                                       -------------
  Net Expenses..........................                   1,073,224
                                                       -------------
  NET INVESTMENT LOSS...................                    (176,002)
                                                       -------------
REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment
  transactions and other dispositions...                  (6,706,531)
Net realized losses from futures
  contracts.............................                    (964,999)
Change in unrealized depreciation from
  investments...........................                 (32,905,097)
                                                       -------------
Net realized/unrealized losses from
  investments and future contracts......                 (40,576,627)
                                                       -------------
Change in net assets resulting from
  operations............................               $ (40,752,629)
                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC MID CAP EQUITY FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE SIX      FOR THE
                                          MONTHS ENDED    YEAR ENDED
                                           OCTOBER 31,     APRIL 30,
                                              2002           2002
                                          -------------  -------------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment loss...................  $    (176,002) $     (76,946)
  Net realized gains (losses) from
    investment transactions and other
    dispositions........................     (6,706,531)     4,696,059
  Net realized gains (losses) from
    futures contracts...................       (964,999)     1,492,500
  Change in unrealized appreciation
    (depreciation) from investments and
    futures contracts...................    (32,905,097)     3,423,971
                                          -------------  -------------
Change in net assets from operations....    (40,752,629)     9,535,584
                                          -------------  -------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............             --        (12,356)
  From net realized gains from
    investment transactions and future
    contracts...........................             --     (2,035,424)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net realized gains from
    investment transactions and future
    contracts...........................             --     (1,192,491)
DIVIDENDS TO CLASS I SHAREHOLDERS:
  From net investment income............             --       (145,048)
  From net realized gains from
    investment transactions and future
    contracts...........................             --     (9,260,305)
                                          -------------  -------------
Change in net assets from shareholder
  dividends.............................             --    (12,645,624)
                                          -------------  -------------
Change in net assets from capital
  transactions..........................      6,733,609     22,235,808
                                          -------------  -------------
Change in net assets....................    (34,019,020)    19,125,768
NET ASSETS:
  Beginning of period...................    184,793,855    165,668,087
                                          -------------  -------------
  End of period.........................  $ 150,774,835  $ 184,793,855
                                          =============  =============

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC MID CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                             FOR THE SIX
                             MONTHS ENDED                  FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     --------------------------------------------------------
                                 2002          2002        2001        2000        1999        1998
                             ------------    --------    --------    --------    --------    --------
                             (UNAUDITED)
Net Asset Value,               $ 11.73       $ 11.99     $ 14.02     $ 15.33     $ 16.14     $ 15.33
  Beginning of Period....
                               -------       -------     -------     -------     -------     -------
Investment Activities
  Net investment income
    (loss)...............        (0.02)        (0.01)       0.01       (0.02)       0.03        0.05
  Net realized and
    unrealized gains
    (losses) from
    investments and
    futures contracts....        (2.54)         0.67        0.98        2.69        1.15        4.92
                               -------       -------     -------     -------     -------     -------
  Total from Investment
    Activities...........        (2.56)         0.66        0.99        2.67        1.18        4.97
                               -------       -------     -------     -------     -------     -------
Distributions
  Net investment
    income...............           --         (0.01)      (0.01)         --       (0.04)      (0.05)
  Net realized gain......           --         (0.91)      (3.01)      (3.98)      (1.95)      (4.11)
                               -------       -------     -------     -------     -------     -------
  Total Distributions....           --         (0.92)      (3.02)      (3.98)      (1.99)      (4.16)
                               -------       -------     -------     -------     -------     -------
Net Asset Value, End of
  Period.................      $  9.17       $ 11.73     $ 11.99     $ 14.02     $ 15.33     $ 16.14
                               =======       =======     =======     =======     =======     =======
TOTAL RETURN.............       (21.82%)(b)     5.99%       5.92%      21.15%       8.59%      36.55%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $43,146       $55,143     $28,312     $30,374     $14,034     $13,935
Ratio of expenses to
  average net assets.....         1.42%(c)      1.37%       1.31%       1.31%       1.28%       1.23%
Ratio of net investment
  income (loss) to
  average net assets.....        (0.33%)(c)    (0.22%)      0.09%      (0.17%)      0.20%       0.31%
Ratio of expenses to
  average net assets*....         1.67%(c)      1.62%       1.56%       1.56%       1.53%       1.48%
Portfolio turnover
  rate**.................           18%           19%         66%         61%        142%         49%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  LESS THAN $0.01 PER SHARE.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.

  FINANCIAL HIGHLIGHTS, CLASS B

                             FOR THE SIX
                             MONTHS ENDED                  FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     --------------------------------------------------------
                                 2002          2002        2001        2000        1999        1998
                             ------------    --------    --------    --------    --------    --------
                             (UNAUDITED)
Net Asset Value,               $ 10.95       $ 11.32     $ 13.47     $ 14.97     $ 15.88     $ 15.20
  Beginning of Period....
                               -------       -------     -------     -------     -------     -------
Investment Activities
  Net investment income
    loss.................        (0.05)        (0.10)      (0.08)      (0.13)      (0.07)      (0.05)
  Net realized and
    unrealized gains
    (losses) from
    investments and
    futures contracts....        (2.38)         0.64        0.94        2.61        1.12        4.84
                               -------       -------     -------     -------     -------     -------
  Total from Investment
    Activities...........        (2.43)         0.54        0.86        2.48        1.05        4.79
                               -------       -------     -------     -------     -------     -------
Distributions
  Net investment
    income...............           --            --          --          --       (0.01)         --
  Net realized gain......           --         (0.91)      (3.01)      (3.98)      (1.95)      (4.11)
                               -------       -------     -------     -------     -------     -------
  Total Distributions....           --         (0.91)      (3.01)      (3.98)      (1.96)      (4.11)
                               -------       -------     -------     -------     -------     -------
Net Asset Value, End of
  Period.................      $  8.52       $ 10.95     $ 11.32     $ 13.47     $ 14.97     $ 15.88
                               =======       =======     =======     =======     =======     =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE).....       (22.19%)(b)     5.31%       5.12%      20.31%       7.83%      35.55%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $10,259       $14,619     $16,514     $17,209     $19,269     $18,225
Ratio of expenses to
  average net assets.....         2.17%(c)      2.12%       2.06%       2.06%       2.04%       1.98%
Ratio of net investment
  loss to average net
  assets.................        (1.08%)(c)    (0.90%)     (0.66%)     (0.90%)     (0.55%)     (0.43%)
Ratio of expenses to
  average net assets*....           (a)           (a)         (a)         (a)         (a)         (a)
Portfolio turnover
  rate**.................           18%           19%         66%         61%        142%         49%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.

                                   CONTINUED

RBC FUNDS, INC.
RBC MID CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated

  FINANCIAL HIGHLIGHTS, CLASS I

                             FOR THE SIX
                             MONTHS ENDED                  FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     --------------------------------------------------------
                                 2002          2002        2001        2000        1999        1998
                             ------------    --------    --------    --------    --------    --------
                             (UNAUDITED)
Net Asset Value,               $ 11.91       $  12.13    $  14.14    $ 15.37     $  16.16    $  15.33
  Beginning of Period....
                               -------       --------    --------    -------     --------    --------
Investment Activities
  Net investment
    income...............           --           0.01        0.04       0.01         0.07        0.09
  Net realized and
    unrealized gains
    (losses) from
    investments and
    futures contracts....        (2.59)          0.69        0.99       2.74         1.15        4.94
                               -------       --------    --------    -------     --------    --------
  Total from Investment
    Activities...........        (2.59)          0.70        1.03       2.75         1.22        5.03
                               -------       --------    --------    -------     --------    --------
Distributions
  Net investment
    income...............           --          (0.01)      (0.03)        (b)       (0.06)      (0.09)
  Net realized gain......           --          (0.91)      (3.01)     (3.98)       (1.95)      (4.11)
                               -------       --------    --------    -------     --------    --------
  Total Distributions....           --          (0.92)      (3.04)     (3.98)       (2.01)      (4.20)
                               -------       --------    --------    -------     --------    --------
Net Asset Value, End of
  Period.................      $  9.32       $  11.91    $  12.13    $ 14.14     $  15.37    $  16.16
                               =======       ========    ========    =======     ========    ========
TOTAL RETURN.............       (21.75%)(c)      6.34%       6.17%     21.67%        8.93%      36.89%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $97,369       $115,032    $120,842    $84,905     $138,897    $179,859
Ratio of expenses to
  average net assets.....         1.17%(d)       1.12%       1.06%      1.06%        1.03%       1.00%
Ratio of net investment
  income (loss) to
  average net assets.....        (0.08%)(d)      0.10%       0.35%      0.10%        0.46%       0.56%
Ratio of expense to
  average net assets*....           (a)            (a)         (a)        (a)          (a)         (a)
Portfolio turnover
  rate**.................           18%            19%         66%        61%         142%         49%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.
(b)  LESS THAN $0.01 PER SHARE.
(c)  NOT ANNUALIZED.
(d)  ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMALL CAP EQUITY FUND                                       OCTOBER 31, 2002
(UNAUDITED)

COMMON STOCKS (99.2%)
                                                       MARKET
                                           SHARES       VALUE
                                          ---------  -----------
AEROSPACE/DEFENSE (2.6%)
Alliant Techsystems, Inc. (b)...........     5,000   $   300,750
Armor Holdings, Inc. (b)................     8,000       122,480
Engineered Support Systems, Inc.........     3,000       146,790
Teledyne Technologies, Inc. (b).........     3,000        43,350
                                                     -----------
                                                         613,370
                                                     -----------
AIRLINES (0.6%)
SkyWest, Inc............................    10,000       151,710
                                                     -----------
APPAREL (1.7%)
Chico's FAS, Inc. (b)...................    12,000       231,600
Kenneth Cole Productions, Inc. --
  Class A (b)...........................     3,000        72,000
Wolverine World Wide, Inc...............     6,000        96,660
                                                     -----------
                                                         400,260
                                                     -----------
AUTO PARTS (1.4%)
O'Reilly Automotive, Inc. (b)...........     8,000       218,160
The Pep Boys -- Manny, Moe & Jack.......    10,000       116,000
                                                     -----------
                                                         334,160
                                                     -----------
BANKING & FINANCIAL SERVICES (12.3%)
Boston Private Financial
  Holdings, Inc.........................     6,000       110,460
Chittenden Corp.........................     6,000       164,160
Community First Bankshares, Inc.........     6,000       164,460
Cullen/Frost Bankers, Inc...............     7,000       242,410
Downey Financial Corp...................     4,500       174,150
East West Bancorp, Inc..................     6,000       207,000
First Midwest Bancorp, Inc..............     8,500       236,215
Hudson United Bancorp...................     7,000       213,150
Jefferies Group, Inc....................     4,000       166,600
Raymond James Financial, Inc............     6,500       203,450
Southwest Bancorp of
  Texas, Inc. (b).......................     6,000       169,500
Staten Island Bancorp, Inc..............    10,000       184,800
Sterling Bancshares, Inc................    13,500       165,645
TrustCo Bank Corp.......................    13,000       138,723
United Bankshares, Inc..................     3,500       105,770
Washington Federal, Inc.................     8,000       197,280
                                                     -----------
                                                       2,843,773
                                                     -----------
BUILDING & CONSTRUCTION (4.0%)
ABM Industries, Inc.....................     4,000        58,760
Florida Rock Industries, Inc............     5,000       175,250
Insituform Technologies, Inc. --
  Class A (b)...........................     4,000        63,640
Ryland Group, Inc.......................     4,000       166,400
Shaw Group, Inc. (b)....................     4,000        59,840
Simpson Manufacturing Co., Inc. (b).....     6,000       211,800
Toll Brothers, Inc. (b).................    10,000       204,800
                                                     -----------
                                                         940,490
                                                     -----------
BUSINESS EQUIPMENT & SERVICES (5.5%)
Brady Corp..............................     5,000       164,950
CACI International, Inc. --
  Class A (b)...........................     5,000       204,550
Cerner Corp. (b)........................     5,000       178,050
FactSet Research Systems, Inc...........     7,000       191,450
COMMON STOCKS, CONTINUED:
                                                       MARKET
                                           SHARES       VALUE
                                          ---------  -----------
Fair, Issac & Co., Inc..................     8,000   $   307,760
Global Payments, Inc....................     6,500       183,625
MedQuist, Inc. (b)......................     3,000        50,970
                                                     -----------
                                                       1,281,355
                                                     -----------
CHEMICALS (0.9%)
Cambrex Corp............................     3,000        83,520
PolyOne Corp............................    16,000       128,000
                                                     -----------
                                                         211,520
                                                     -----------
COMMERCIAL SERVICES (1.0%)
MAXIMUS, Inc. (b).......................     5,000       101,900
SOURCECORP, Inc. (b)....................     6,000       137,580
                                                     -----------
                                                         239,480
                                                     -----------
COMPUTER INDUSTRY (3.7%)
BARRA, Inc. (b).........................     4,000       143,560
Cognizant Technology Solutions
  Corp. (b).............................     2,000       132,340
Echelon Corp. (b).......................     6,000        75,900
Fidelity National Information
  Solutions, Inc. (b)...................     4,000        76,560
Mercury Computer Systems, Inc. (b)......     4,000       120,604
Roxio, Inc. (b).........................    14,000        42,854
Take-Two Interactive
  Software, Inc. (b)....................     6,000       154,680
THQ, Inc. (b)...........................     8,000       115,680
                                                     -----------
                                                         862,178
                                                     -----------
CONSUMER GOODS & SERVICES (0.5%)
Tredegar Corp...........................     8,500       109,650
                                                     -----------
DISTRIBUTION/WHOLESALE (2.7%)
Hughes Supply, Inc......................     5,000       170,750
Performance Food Group Co. (b)..........     6,000       223,140
ScanSource, Inc. (b)....................     1,500        90,150
SCP Pool Corp. (b)......................     5,500       156,750
                                                     -----------
                                                         640,790
                                                     -----------
EDUCATION (1.9%)
Bright Horizons Family
  Solutions, Inc. (b)...................     3,000        81,150
Corinthian Colleges, Inc. (b)...........     5,000       189,500
ITT Educational Services, Inc. (b)......     7,500       163,875
                                                     -----------
                                                         434,525
                                                     -----------
ELECTRONIC COMPONENTS/INSTRUMENTS (4.2%)
Actel Corp. (b).........................     6,000        97,140
Black Box Corp. (b).....................     4,000       169,120
EMCOR Group, Inc. (b)...................     4,000       194,440
FLIR Systems, Inc. (b)..................     4,000       189,320
Harman International
  Industries, Inc.......................     4,500       252,000
Varian, Inc. (b)........................     3,000        88,230
                                                     -----------
                                                         990,250
                                                     -----------
ENERGY (6.3%)
Evergreen Resources, Inc. (b)...........     5,000       205,650
Hydril Co. (b)..........................     3,000        81,150
Newfield Exploration Co. (b)............     6,000       209,940

                                   CONTINUED

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMALL CAP EQUITY FUND                                       OCTOBER 31, 2002
(UNAUDITED)

COMMON STOCKS, CONTINUED:
                                                       MARKET
                                           SHARES       VALUE
                                          ---------  -----------
Oceaneering International, Inc. (b).....     6,000   $   166,200
Patina Oil & Gas Corp...................     6,000       174,900
Pogo Producing Co.......................     8,000       288,400
Stone Energy Corp. (b)..................     5,000       160,800
Unit Corp. (b)..........................     9,000       173,700
                                                     -----------
                                                       1,460,740
                                                     -----------
ENVIRONMENTAL SERVICES (1.3%)
Stericycle, Inc. (b)....................     3,000        99,900
Waste Connections, Inc. (b).............     5,500       201,190
                                                     -----------
                                                         301,090
                                                     -----------
FOOD & BEVERAGES (1.6%)
American Italian Pasta Co. --
  Class A (b)...........................     3,000       103,350
Coca-Cola Bottling Co...................     1,500        79,920
Flowers Foods, Inc. (b).................     3,000        66,660
Ralcorp Holding, Inc. (b)...............     6,000       135,660
                                                     -----------
                                                         385,590
                                                     -----------
HEALTH CARE (12.9%)
AmSurg Corp. (b)........................     3,000        83,580
ArthroCare Corp. (b)....................     5,000        54,450
Cephalon, Inc. (b)......................     7,000       351,890
Coventry Health Care, Inc. (b)..........     8,000       267,680
Diagnostic Products Corp................     4,000       165,000
Enzo Biochem, Inc. (b)..................     7,350       107,016
Haemonetics Corp. (b)...................     3,000        63,630
ICU Medical, Inc. (b)...................     3,000       116,250
IDEXX Laboratories, Inc. (b)............     5,000       172,500
Medicis Pharmaceutical Corp. (b)........     4,000       183,600
Mid Atlantic Medical
  Services, Inc. (b)....................     6,000       218,400
NDCHealth Corp..........................     6,000       105,900
Orthodontic Centers of
  America, Inc. (b).....................     8,500        81,090
Pharmaceutical Product
  Development, Inc. (b).................     8,000       219,200
Priority Healthcare Corp. --
  Class B (b)...........................     6,000       145,740
Renal Care Group, Inc. (b)..............     6,000       189,900
SurModics, Inc. (b).....................     3,000       102,660
TECHNE Corp. (b)........................     6,000       198,000
The Cooper Cos., Inc....................     3,000       159,000
                                                     -----------
                                                       2,985,486
                                                     -----------
HOME FURNISHINGS (1.5%)
Ethan Allen Interiors, Inc..............     5,500       176,275
La-Z-Boy, Inc...........................     7,000       166,600
                                                     -----------
                                                         342,875
                                                     -----------
HOTELS (0.3%)
Choice Hotels
  International, Inc. (b)...............     3,500        69,230
                                                     -----------
INSURANCE (1.6%)
First American Corp.....................     8,000       163,600
Hilb, Rogal & Hamilton Co...............     5,000       205,000
                                                     -----------
                                                         368,600
                                                     -----------
COMMON STOCKS, CONTINUED:
                                                       MARKET
                                           SHARES       VALUE
                                          ---------  -----------
LEISURE (2.6%)
Argosy Gaming Co. (b)...................     5,500   $   110,055
Aztar Corp. (b).........................     8,000       108,080
Polaris Industries, Inc.................     3,500       220,465
Winnebago Industries, Inc...............     3,500       158,655
                                                     -----------
                                                         597,255
                                                     -----------
MACHINERY & EQUIPMENT (3.0%)
Graco, Inc..............................     8,000       218,800
Manitowoc Co., Inc......................     3,000        70,770
Oshkosh Truck Corp......................     4,000       227,800
Roper Industries, Inc...................     5,000       193,000
                                                     -----------
                                                         710,370
                                                     -----------
METALS (2.6%)
Mueller Industries, Inc. (b)............     6,000       160,500
Quanex Corp.............................     4,000       142,160
Reliance Steel & Aluminum Co............     7,000       146,650
Royal Gold, Inc.........................     4,000        70,800
SPS Technologies, Inc. (b)..............     4,000        97,200
                                                     -----------
                                                         617,310
                                                     -----------
PACKAGING (0.8%)
AptarGroup, Inc.........................     7,000       195,510
                                                     -----------
POLLUTION CONTROL (0.5%)
CUNO, Inc. (b)..........................     4,000       124,320
                                                     -----------
RESTAURANTS (4.8%)
Applebee's International, Inc...........     9,500       226,005
P.F. Chang's China Bistro, Inc. (b).....     5,500       189,750
Panera Bread Co. -- Class A (b).........     5,000       162,500
RARE Hospitality
  International, Inc. (b)...............     5,500       146,740
Ruby Tuesday, Inc.......................    10,000       174,500
Ryan's Family Steak
  Houses, Inc. (b)......................     6,000        61,560
Sonic Corp. (b).........................     7,000       162,890
                                                     -----------
                                                       1,123,945
                                                     -----------
RETAIL (5.8%)
A.C. Moore Arts & Crafts, Inc. (b)......     3,500        55,090
AnnTaylor Stores Corp. (b)..............     4,000        93,720
Christopher & Banks Corp. (b)...........     5,000       133,500
Duane Reade, Inc. (b)...................     5,000        96,200
Fossil, Inc. (b)........................     7,000       137,270
Linens 'n Things, Inc. (b)..............     6,000       141,060
NBTY, Inc. (b)..........................     9,000       139,950
Regis Corp..............................     8,000       233,760
Stein Mart, Inc. (b)....................    10,000        58,400
Too, Inc. (b)...........................     5,000       126,500
Zale Corp. (b)..........................     4,500       131,400
                                                     -----------
                                                       1,346,850
                                                     -----------
SEMICONDUCTOR EQUIPMENT (0.5%)
Cymer, Inc. (b).........................     5,000       125,600
                                                     -----------

                                   CONTINUED

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMALL CAP EQUITY FUND                                       OCTOBER 31, 2002
(UNAUDITED)

COMMON STOCKS, CONTINUED:
                                                       MARKET
                                           SHARES       VALUE
                                          ---------  -----------
STORAGE (0.5%)
Shurgard Storage Centers, Inc. --
  Class A...............................     4,000   $   120,800
                                                     -----------
TECHNOLOGY (1.7%)
Kronos, Inc. (b)........................     4,500       160,200
Zebra Technologies Corp. --
  Class A (b)...........................     4,000       246,080
                                                     -----------
                                                         406,280
                                                     -----------
TELECOMMUNICATIONS EQUIPMENT (0.6%)
Anixter International, Inc. (b).........     3,000        69,210
Inter-Tel, Inc..........................     3,000        81,090
                                                     -----------
                                                         150,300
                                                     -----------
TRANSPORTATION & SHIPPING (3.4%)
Forward Air Corp. (b)...................     4,000        69,320
Heartland Express, Inc. (b).............     9,000       176,670
Kansas City Southern
  Industries, Inc. (b)..................    10,000       140,000
Landstar System, Inc. (b)...............     4,500       219,330
Roadway Express, Inc....................     5,000       200,350
                                                     -----------
                                                         805,670
                                                     -----------
UTILITIES (3.9%)
El Paso Energy Partners LP..............     2,000        59,800
Energen Corp............................     5,000       139,500
New Jersey Resources Corp...............     6,000       189,480
Northwest Natural Gas Co................     7,000       209,860
Philadelphia Suburban Corp..............     8,000       171,920
Piedmont Natural Gas Co., Inc...........     4,000       143,040
                                                     -----------
                                                         913,600
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $22,889,275)...............................   23,204,932
                                                     -----------

INVESTMENT COMPANIES (0.1%)
                                                       MARKET
                                           SHARES       VALUE
                                          ---------  -----------
Goldman Sachs Financial Square Prime
  Money Market Fund.....................    10,582   $    10,582
Provident Institutional Temporary
  Investment Fund.......................    10,582        10,582
                                                     -----------
TOTAL INVESTMENT COMPANIES (Cost $21,164)..........       21,164
                                                     -----------
TOTAL INVESTMENTS
  (Cost $22,910,439) (a) -- 99.3%..................   23,226,096
Other assets in excess of liabilities -- 0.7%            153,163
                                                     -----------
NET ASSETS -- 100.0%...............................  $23,379,259
                                                     ===========

---------

(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation..................  $  3,192,970
Unrealized depreciation..................    (2,877,313)
                                           ------------
Net unrealized appreciation..............  $    315,657
                                           ============

   Aggregate cost for federal income tax purposes is substantially the same.

(b)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC SMALL CAP EQUITY FUND
(UNAUDITED)

  STATEMENT OF ASSETS AND LIABILITIES

                                                                OCTOBER 31, 2002

ASSETS:
Investments, at value (cost
  $22,910,439)..........................                $  23,226,096
Interest and dividends receivable.......                       11,541
Receivable for investments sold.........                      161,805
Prepaid expenses........................                       13,646
                                                        -------------
  TOTAL ASSETS..........................                   23,413,088
LIABILITIES:
Accrued expenses and other payables:
  Investment advisory fees..............  $      1,368
  Administration fees...................           293
  Distribution fees.....................         2,933
  Other.................................        29,235
                                          ------------
  TOTAL LIABILITIES.....................                       33,829
                                                        -------------
NET ASSETS:
Capital.................................                   26,354,519
Accumulated net investment loss.........                     (119,086)
Accumulated net realized loss from
  investment transactions...............                   (3,171,831)
Net unrealized appreciation from
  investments...........................                      315,657
                                                        -------------
NET ASSETS..............................                $  23,379,259
                                                        =============
Class A
  Net Assets............................                $   4,479,948
  Shares................................                      461,535
  Offering and redemption price per
    share...............................                $        9.71
                                                        =============
Class B
  Net Assets............................                $   2,458,090
  Shares................................                      266,080
  Offering and redemption price per
    share*..............................                $        9.24
                                                        =============
Class I
  Net Assets............................                $  16,441,221
  Shares................................                    1,673,549
  Offering and redemption price per
    share...............................                $        9.82
                                                        =============

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                       FOR THE SIX MONTHS ENDED OCTOBER 31, 2002

INVESTMENT INCOME:
Interest income.........................               $       1,204
Dividend income.........................                      87,290
                                                       -------------
  TOTAL INVESTMENT INCOME...............                      88,494
EXPENSES:
Investment advisory fees................  $    88,318
Administration fees.....................       18,925
Distribution fees--Class A..............       12,751
Distribution fees--Class B..............       13,992
Accounting fees.........................       18,949
Custodian fees..........................        3,154
Transfer agent fees.....................       30,922
Trustees' fees..........................        2,532
Other fees..............................       24,412
                                          -----------
  Total expenses before voluntary fee
    reductions..........................                     213,955
  Expenses voluntarily reduced by
    distributor.........................                      (6,375)
                                                       -------------
  Net Expenses..........................                     207,580
                                                       -------------
NET INVESTMENT LOSS.....................                    (119,086)
                                                       -------------
REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment
  transactions and other dispositions...                  (2,943,859)
Change in unrealized depreciation from
  investments...........................                  (3,023,396)
                                                       -------------
Net realized/unrealized losses from
  investments...........................                  (5,967,255)
                                                       -------------
Change in net assets resulting from
  operations............................               $  (6,086,341)
                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

RBC FUNDS, INC.
RBC SMALL CAP EQUITY FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE SIX       FOR THE
                                           MONTHS ENDED     YEAR ENDED
                                           OCTOBER 31,      APRIL 30,
                                               2002            2002
                                          --------------  --------------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment loss...................  $     (119,086) $     (271,396)
  Net realized gains (losses) from
    investment transactions and other
    dispositions........................      (2,943,859)      1,643,257
  Change in unrealized appreciation
    (depreciation) from investments.....      (3,023,396)        902,863
                                          --------------  --------------
Change in net assets resulting from
  operations............................      (6,086,341)      2,274,724
                                          --------------  --------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net realized gains from
    investment transactions.............              --         (78,683)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net realized gains from
    investment transactions.............              --         (54,038)
DIVIDENDS TO CLASS I SHAREHOLDERS:
  From net realized gains from
    investment transactions.............              --        (319,843)
                                          --------------  --------------
Change in net assets from shareholder
  dividends.............................              --        (452,564)
                                          --------------  --------------
Change in net assets from capital
  transactions..........................         801,239      (6,064,206)
                                          --------------  --------------
Change in net assets....................      (5,285,102)     (4,242,046)
NET ASSETS:
  Beginning of period...................      28,664,361      32,906,407
                                          --------------  --------------
  End of period.........................  $   23,379,259  $   28,664,361
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC SMALL CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                             FOR THE SIX                                                       FOR THE
                             MONTHS ENDED            FOR THE YEAR ENDED APRIL 30,            PERIOD ENDED
                             OCTOBER 31,     --------------------------------------------     APRIL 30,
                                 2002          2002        2001        2000        1999        1998 (A)
                             ------------    --------    --------    --------    --------    ------------
                             (UNAUDITED)
Net Asset Value,               $ 12.32       $ 11.56     $ 12.50     $ 12.69     $ 14.99        $ 10.00
  Beginning of Period....
                               -------       -------     -------     -------     -------        -------
Investment Activities
  Net investment income
    (loss)...............        (0.06)        (0.11)      (0.11)      (0.09)      (0.06)          0.03
  Net realized and
    unrealized gains
    (losses) from
    investments..........        (2.55)         1.04        0.08        2.31       (1.20)          5.87
                               -------       -------     -------     -------     -------        -------
  Total from Investment
    Activities...........        (2.61)         0.93       (0.03)       2.22       (1.26)          5.90
                               -------       -------     -------     -------     -------        -------
Distributions
  Net investment
    income...............           --            --          --          --          --          (0.04)
  Net realized gains.....           --         (0.17)      (0.91)      (2.41)      (1.04)         (0.87)
                               -------       -------     -------     -------     -------        -------
  Total Distributions....           --         (0.17)      (0.91)      (2.41)      (1.04)         (0.91)
                               -------       -------     -------     -------     -------        -------
Net Asset Value, End of
  Period.................      $  9.71       $ 12.32     $ 11.56     $ 12.50     $ 12.69        $ 14.99
                               =======       =======     =======     =======     =======        =======
TOTAL RETURN.............       (21.19%)(b)     8.17%      (0.43%)     19.97%      (8.05%)        60.75%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $ 4,480       $ 6,069     $ 5,870     $ 6,881     $ 3,046        $ 3,000
Ratio of expenses to
  average net assets.....         1.74%(c)      1.61%       1.49%       1.46%       1.48%          1.46%(c)
Ratio of net investment
  income (loss) to
  average net assets.....        (1.03%)(c)    (0.99%)     (0.85%)     (0.80%)     (0.43%)         0.09%(c)
Ratio of expenses to
  average net assets*....         1.99%(c)      1.86%       1.74%       1.71%       1.73%          1.82%(c)
Portfolio turnover
  rate**.................           22%           31%         71%        258%        130%            71%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 2, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.

  FINANCIAL HIGHLIGHTS, CLASS B

                             FOR THE SIX                                                       FOR THE
                             MONTHS ENDED            FOR THE YEAR ENDED APRIL 30,            PERIOD ENDED
                             OCTOBER 31,     --------------------------------------------     APRIL 30,
                                 2002          2002        2001        2000        1999        1998 (A)
                             ------------    --------    --------    --------    --------    ------------
                             (UNAUDITED)
Net Asset Value,               $ 11.77       $ 11.14     $ 12.17     $ 12.50     $ 14.90        $ 10.00
  Beginning of Period....
                               -------       -------     -------     -------     -------        -------
Investment Activities
  Net investment loss....        (0.09)        (0.19)      (0.19)      (0.20)      (0.14)         (0.03)
  Net realized and
    unrealized gains
    (losses) from
    investments..........        (2.44)         0.99        0.07        2.28       (1.22)          5.82
                               -------       -------     -------     -------     -------        -------
  Total from Investment
    Activities...........        (2.53)         0.80       (0.12)       2.08       (1.36)          5.79
                               -------       -------     -------     -------     -------        -------
Distributions
  Net Investment
    income...............           --            --          --          --          --          (0.02)
  Net realized gains.....           --         (0.17)      (0.91)      (2.41)      (1.04)         (0.87)
                               -------       -------     -------     -------     -------        -------
  Total Distributions....           --         (0.17)      (0.91)      (2.41)      (1.04)         (0.89)
                               -------       -------     -------     -------     -------        -------
Net Asset Value, End of
  Period.................      $  9.24       $ 11.77     $ 11.14     $ 12.17     $ 12.50        $ 14.90
                               =======       =======     =======     =======     =======        =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE).....       (21.50%)(b)     7.30%      (1.20%)     19.09%      (8.79%)        59.50%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $ 2,458       $ 3,483     $ 4,159     $ 4,578     $ 5,108        $ 4,938
Ratio of expenses to
  average net assets.....         2.49%(c)      2.36%       2.24%       2.21%       2.23%          2.21%(c)
Ratio of net investment
  loss to average net
  assets.................        (1.78%)(c)    (1.73%)     (1.60%)     (1.53%)     (1.19%)        (0.66%)(c)
Ratio of expenses to
  average net assets*....           (d)           (d)         (d)         (d)         (d)          2.32%(c)
Portfolio turnover
  rate**.................           22%           31%         71%        258%        130%            71%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 2, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

                                   CONTINUED

RBC FUNDS, INC.
RBC SMALL CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated

  FINANCIAL HIGHLIGHTS, CLASS I

                                 2002
                             FOR THE SIX                                                       FOR THE
                             MONTHS ENDED            FOR THE YEAR ENDED APRIL 30,            PERIOD ENDED
                             OCTOBER 31,     --------------------------------------------     APRIL 30,
                                 2002          2002        2001        2000        1999        1998 (A)
                             ------------    --------    --------    --------    --------    ------------
                             (UNAUDITED)
Net Asset Value,               $ 12.45       $ 11.66     $ 12.57     $ 12.72     $ 14.99        $ 10.00
  Beginning of Period....
                               -------       -------     -------     -------     -------        -------
Investment Activities
  Net investment income
    (loss)...............        (0.04)        (0.07)      (0.06)      (0.07)      (0.02)          0.06
  Net realized and
    unrealized gains
    (losses) from
    investments..........        (2.59)         1.03        0.06        2.33       (1.21)          5.86
                               -------       -------     -------     -------     -------        -------
  Total from Investment
    Activities...........        (2.63)         0.96          --        2.26       (1.23)          5.92
                               -------       -------     -------     -------     -------        -------
Distributions
  Net investment
    income...............           --            --          --          --          --          (0.06)
  Net realized gain......           --         (0.17)      (0.91)      (2.41)      (1.04)         (0.87)
                               -------       -------     -------     -------     -------        -------
  Total Distributions....           --         (0.17)      (0.91)      (2.41)      (1.04)         (0.93)
                               -------       -------     -------     -------     -------        -------
Net Asset Value, End of
  Period.................      $  9.82       $ 12.45     $ 11.66     $ 12.57     $ 12.72        $ 14.99
                               =======       =======     =======     =======     =======        =======
TOTAL RETURN.............       (21.12%)(b)     8.36%      (0.17%)     20.24%      (7.84%)        60.98%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $16,441       $19,113     $22,877     $20,645     $30,057        $31,583
Ratio of expenses to
  average net assets.....         1.49%(c)      1.36%       1.24%       1.21%       1.23%          1.16%(c)
Ratio of net investment
  income (loss) to
  average net assets.....        (0.78%)(c)    (0.72%)     (0.60%)     (0.51%)     (0.19%)         0.46%(c)
Ratio of expenses to
  average net assets*....           (d)           (d)         (d)         (d)         (d)          1.27%(c)
Portfolio turnover
  rate**.................           22%           31%         71%        258%        130%            71%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 2, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC GOVERNMENT INCOME FUND                                      OCTOBER 31, 2002
(UNAUDITED)

U.S. GOVERNMENT AGENCY OBLIGATIONS (99.3%)
                                           PRINCIPAL     MARKET
                                            AMOUNT        VALUE
                                          -----------  -----------
FANNIE MAE (48.1%)
6.50%, 8/15/04..........................  $ 4,500,000  $ 4,865,539
3.88%, 3/15/05..........................    2,000,000    2,083,218
5.25%, 6/15/06..........................    1,470,000    1,594,975
4.38%, 10/15/06.........................    3,000,000    3,165,375
5.00%, 1/15/07..........................    2,500,000    2,697,228
5.25%, 4/15/07..........................    1,150,000    1,252,640
                                                       -----------
                                                        15,658,975
                                                       -----------
FEDERAL HOME LOAN BANK (19.5%)
4.13%, 11/15/04.........................    4,000,000    4,167,092
5.38%, 5/15/06..........................    2,000,000    2,172,542
                                                       -----------
                                                         6,339,634
                                                       -----------
FREDDIE MAC (31.7%)
6.25%, 7/15/04..........................    3,075,000    3,302,101
5.50%, 7/15/06..........................       95,000      103,992
4.88%, 3/15/07..........................    1,000,000    1,074,009
5.75%, 3/15/09..........................    5,000,000    5,552,539
U.S. GOVERNMENT AGENCY OBLIGATIONS, CONTINUED:
                                           PRINCIPAL     MARKET
                                            AMOUNT        VALUE
                                          -----------  -----------

5.13%, 7/15/12..........................  $   250,000  $   261,303
                                                       -----------
                                                        10,293,944
                                                       -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $30,253,591).................................   32,292,553
                                                       -----------
TOTAL INVESTMENTS
  (Cost $30,253,591) (a) -- 99.3%....................   32,292,553
Other assets in excess of liabilities -- 0.7%........      231,673
                                                       -----------
NET ASSETS -- 100.0%.................................  $32,524,226
                                                       ===========

---------

(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation..................  $  2,038,962
Unrealized depreciation..................            --
                                           ------------
Net unrealized appreciation..............  $  2,038,962
                                           ============

   Aggregate cost for federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC GOVERNMENT INCOME FUND
(UNAUDITED)

  STATEMENT OF ASSETS AND LIABILITIES

                                                                OCTOBER 31, 2002

ASSETS:
Investments, at value (cost
  $30,253,591)..........................                $  32,292,553
Interest and dividends receivable.......                      379,379
Receivable for capital shares issued....                       10,000
Prepaid expenses........................                        6,049
                                                        -------------
  TOTAL ASSETS..........................                   32,687,981
LIABILITIES:
Payable to custodian....................  $     14,010
Distributions payable...................       116,741
Accrued expenses and other payables:
  Investment advisory fees..............           839
  Administration fees...................           420
  Distribution fees.....................         1,665
  Other.................................        30,080
                                          ------------
  TOTAL LIABILITIES.....................                      163,755
                                                        -------------
NET ASSETS:
Capital.................................                   31,897,560
Accumulated net realized losses from
  investment transactions...............                   (1,412,296)
Net unrealized appreciation from
  investments...........................                    2,038,962
                                                        -------------
NET ASSETS..............................                $  32,524,226
                                                        =============
Class A
  Net Assets............................                $   6,287,304
  Shares................................                      586,388
  Offering and redemption price per
    share...............................                $       10.72
                                                        =============
Class B
  Net Assets............................                $     580,821
  Shares................................                       54,221
  Offering and redemption price per
    share*..............................                $       10.71
                                                        =============
Class I
  Net Assets............................                $  25,656,101
  Shares................................                    2,393,037
  Offering and redemption price per
    share...............................                $       10.72
                                                        =============

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                       FOR THE SIX MONTHS ENDED OCTOBER 31, 2002

INVESTMENT INCOME:
Interest income.........................               $     813,594
Dividend income.........................                       5,351
                                                       -------------
  TOTAL INVESTMENT INCOME...............                     818,945
EXPENSES:
Investment advisory fees................  $    50,112
Administration fees.....................       25,056
Distribution fees--Class A..............       13,791
Distribution fees--Class B..............        2,498
Accounting fees.........................       16,282
Custodian fees..........................        4,176
Legal fees..............................        8,326
Transfer agent fees.....................       17,519
Trustees' fees..........................        3,638
Other fees..............................       20,675
                                          -----------
  Total expenses before voluntary fee
    reductions..........................                     162,073
  Expenses voluntarily reduced by
    distributor.........................                      (7,520)
                                                       -------------
  Net Expenses..........................                     154,553
                                                       -------------
NET INVESTMENT INCOME...................                     664,392
                                                       -------------
REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment
  transactions and other dispositions...                     575,119
Change in unrealized appreciation from
  investments...........................                     828,902
                                                       -------------
Net realized/unrealized gains from
  investments...........................                   1,404,021
                                                       -------------
Change in net assets resulting from
  operations............................               $   2,068,413
                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC GOVERNMENT INCOME FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE SIX       FOR THE
                                           MONTHS ENDED     YEAR ENDED
                                           OCTOBER 31,      APRIL 30,
                                               2002            2002
                                          --------------  --------------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income.................  $      664,392  $    2,069,404
  Net realized gains from investment
    transactions........................         575,119         686,800
  Change in unrealized appreciation
    (depreciation) from investments.....         828,902        (353,343)
                                          --------------  --------------
Change in net assets resulting from
  operations............................       2,068,413       2,402,861
                                          --------------  --------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............        (104,344)       (258,425)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net investment income............          (8,220)        (17,189)
DIVIDENDS TO CLASS I SHAREHOLDERS:
  From net investment income............        (551,828)     (1,793,790)
                                          --------------  --------------
Change in net assets from shareholder
  dividends.............................        (664,392)     (2,069,404)
                                          --------------  --------------
Change in net assets from capital
  transactions..........................       1,277,736      (9,811,904)
                                          --------------  --------------
Change in net assets....................       2,681,757      (9,478,447)
NET ASSETS:
  Beginning of period...................      29,842,469      39,320,916
                                          --------------  --------------
  End of period.........................  $   32,524,226  $   29,842,469
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC GOVERNMENT INCOME FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                             FOR THE SIX
                             MONTHS ENDED                    FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     -------------------------------------------------------------
                                 2002          2002         2001         2000         1999         1998
                             ------------    ---------    ---------    ---------    ---------    ---------
                             (UNAUDITED)
Net Asset Value,               $ 10.26        $ 10.14      $  9.66      $ 10.03      $ 10.19      $  9.94
  Beginning of Period....
                               -------        -------      -------      -------      -------      -------
Investment Activities
  Net investment
    income...............         0.20           0.51         0.56         0.50         0.50         0.55
  Net realized and
    unrealized gains
    (losses) from
    investments..........         0.46           0.12         0.48        (0.33)        0.04         0.25
                               -------        -------      -------      -------      -------      -------
  Total from Investment
    Activities...........         0.66           0.63         1.04         0.17         0.54         0.80
                               -------        -------      -------      -------      -------      -------
Distributions
  Net investment
    income...............        (0.20)         (0.51)       (0.56)       (0.50)       (0.50)       (0.55)
  Net realized gains.....           --             --           --        (0.04)       (0.20)          --
                               -------        -------      -------      -------      -------      -------
  Total Distributions....        (0.20)         (0.51)       (0.56)       (0.54)       (0.70)       (0.55)
                               -------        -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................      $ 10.72        $ 10.26      $ 10.14      $  9.66      $ 10.03      $ 10.19
                               =======        =======      =======      =======      =======      =======
TOTAL RETURN.............         6.49%(a)       6.28%       11.01%        1.73%        5.38%        8.21%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $ 6,287        $ 5,113      $ 5,139      $ 4,493      $   678      $   531
Ratio of expenses to
  average net assets.....         1.12%(b)       1.04%        0.93%        0.88%        0.84%        0.84%
Ratio of net investment
  income to average net
  assets.................         3.78%(b)       4.93%        5.61%        5.13%        4.85%        5.42%
Ratio of expenses to
  average net assets*....         1.37%(b)       1.29%        1.18%        1.13%        1.09%        1.09%
Portfolio turnover
  rate**.................           35%            35%         103%          60%         104%         121%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED
(b)  ANNUALIZED

  FINANCIAL HIGHLIGHTS, CLASS B

                             FOR THE SIX
                             MONTHS ENDED                    FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     -------------------------------------------------------------
                                 2002          2002         2001         2000         1999         1998
                             ------------    ---------    ---------    ---------    ---------    ---------
                             (UNAUDITED)
Net Asset Value,               $ 10.25        $ 10.13      $  9.66      $ 10.03      $ 10.18      $  9.94
  Beginning of Period....
                               -------        -------      -------      -------      -------      -------
Investment Activities
  Net investment
    income...............         0.17           0.46         0.51         0.45         0.45         0.50
  Net realized and
    unrealized gains
    (losses) from
    investments..........         0.46           0.12         0.47        (0.33)        0.05         0.24
                               -------        -------      -------      -------      -------      -------
  Total from Investment
    Activities...........         0.63           0.58         0.98         0.12         0.50         0.74
                               -------        -------      -------      -------      -------      -------
Distributions
  Net investment
    income...............        (0.17)         (0.46)       (0.51)       (0.45)       (0.45)       (0.50)
  Net realized gains.....           --             --           --        (0.04)       (0.20)          --
                               -------        -------      -------      -------      -------      -------
  Total Distributions....        (0.17)         (0.46)       (0.51)       (0.49)       (0.65)       (0.50)
                               -------        -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................      $ 10.71        $ 10.25      $ 10.13      $  9.66      $ 10.03      $ 10.18
                               =======        =======      =======      =======      =======      =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE).....         6.23%(a)       5.76%       10.36%        1.23%        4.96%        7.58%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $   581        $   421      $   323      $   232      $   195      $   131
Ratio of expenses to
  average net assets.....         1.62%(b)       1.54%        1.43%        1.38%        1.35%        1.36%
Ratio of net investment
  income to average net
  assets.................         3.28%(b)       4.42%        5.13%        4.63%        4.32%        4.93%
Ratio of expenses to
  average net assets*....         1.87%(b)       1.79%        1.68%        1.63%        1.60%        1.61%
Portfolio turnover
  rate**.................           35%            35%         103%          60%         104%         121%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED.

                                   CONTINUED

RBC FUNDS, INC.
RBC GOVERNMENT INCOME FUND
(b)  ANNUALIZED.

Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS I

                             FOR THE SIX
                             MONTHS ENDED                    FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     -------------------------------------------------------------
                                 2002          2002         2001         2000         1999         1998
                             ------------    ---------    ---------    ---------    ---------    ---------
                             (UNAUDITED)
Net Asset Value,               $ 10.26        $ 10.14      $  9.66     $  10.03     $  10.19     $   9.94
  Beginning of Period....
                               -------        -------      -------     --------     --------     --------
Investment Activities
  Net investment
    income...............         0.21           0.53         0.58         0.53         0.52         0.57
  Net realized and
    unrealized gains
    (losses) from
    investments..........         0.46           0.12         0.48        (0.33)        0.04         0.25
                               -------        -------      -------     --------     --------     --------
  Total from Investment
    Activities...........         0.67           0.65         1.06         0.20         0.56         0.82
                               -------        -------      -------     --------     --------     --------
Distributions
  Net investment
    income...............        (0.21)         (0.53)       (0.58)       (0.53)       (0.52)       (0.57)
  Net realized gains.....           --             --           --        (0.04)       (0.20)          --
                               -------        -------      -------     --------     --------     --------
  Total Distributions....        (0.21)         (0.53)       (0.58)       (0.57)       (0.72)       (0.57)
                               -------        -------      -------     --------     --------     --------
Net Asset Value, End of
  Period.................      $ 10.72        $ 10.26      $ 10.14     $   9.66     $  10.03     $  10.19
                               =======        =======      =======     ========     ========     ========
TOTAL RETURN.............         6.62%(b)       6.55%       11.29%        1.99%        5.64%        8.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $25,656        $24,308      $33,859     $ 43,486     $118,640     $131,068
Ratio of expenses to
  average net assets.....         0.87%(c)       0.79%        0.68%        0.63%        0.59%        0.59%
Ratio of net investment
  income to average net
  assets.................         4.03%(c)       5.19%        5.87%        5.31%        5.11%        5.68%
Ratio of expenses to
  average net assets*....           (a)            (a)          (a)          (a)          (a)          (a)
Portfolio turnover
  rate**.................           35%            35%         103%          60%         104%         121%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.
(b)  NOT ANNUALIZED
(c)  ANNUALIZED

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC QUALITY INCOME FUND                                         OCTOBER 31, 2002
(UNAUDITED)

ASSET BACKED SECURITIES (4.1%)
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
BANKING & FINANCIAL SERVICES (3.1%)
CIT RV Trust, Series 1999-A, Class A3,
  5.96%, 4/15/11........................  $  458,633  $   470,476
GMAC Commercial Mortgage
  Securities, Inc., Series 1998-C1,
  Class A1, 6.41%, 5/15/30..............     909,232      963,137
Green Tree Recreational, Equipment &
  Consumer Trust, Series 1997-C,
  Class A1, 6.49%, 2/15/18..............     109,800      111,248
The Money Store Home Equity Trust,
  Series 1996-A, Class A7, 7.36%,
  3/15/24...............................     163,042      166,902
                                                      -----------
                                                        1,711,763
                                                      -----------
UTILITIES (1.0%)
Peco Energy Transition Trust,
  Series 2001-A, Class A1, 6.52%,
  12/31/10..............................     500,000      565,298
                                                      -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $2,244,717).................................    2,277,061
                                                      -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.7%)
BANKING & FINANCIAL SERVICES (1.7%)
Residential Accredit Loans, Inc.,
  Series 2002-QS9, Class A3, 6.50%,
  7/25/32...............................     934,874      966,616
                                                      -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $964,301)...................................      966,616
                                                      -----------
CORPORATE BONDS (55.8%)
AIRLINES (0.8%)
American Airlines, Inc., Series 1999-1,
  7.02%, 10/15/09.......................     500,000      455,080
                                                      -----------
BANKING & FINANCIAL SERVICES (23.3%)
American Financial Group, 7.13%,
  4/15/09...............................     200,000      183,843
Asian Development Bank, MTN, 4.88%,
  2/5/07................................     250,000      266,167
Bank One Corp., 7.60%, 5/1/07...........     350,000      408,421
BankAmerica Corp., 6.38%, 2/15/08.......     500,000      560,828
BankBoston NA, 7.38%, 9/15/06...........     200,000      222,610
BB&T Corp., 6.38%, 6/30/05..............     500,000      540,254
Capital One Bank Co., 6.65%, 3/15/04....     200,000      184,390
Citigroup, Inc., 7.25%, 10/1/10.........     500,000      566,576
Citigroup, Inc., 6.63%, 6/15/32.........     250,000      254,722
Countrywide Home Loan, Series K, MTN,
  5.50%, 2/1/07.........................     250,000      259,971
Donaldson, Lufkin & Jenrette, Inc.,
  6.88%, 11/1/05........................     200,000      217,434
European Investment Bank, MTN, 4.88%,
  9/6/06................................     250,000      266,875
Ford Motor Credit Co., 7.38%, 2/1/11....     200,000      178,741
General Electric Capital Corp.,
  Series A, MTN, 6.13%, 2/22/11.........     500,000      533,709
CORPORATE BONDS, CONTINUED:
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
General Motors Acceptance Corp., MTN,
  8.38%, 2/22/05........................  $  500,000  $   524,358
Goldman Sachs Group, Inc., Series B,
  MTN, 7.35%, 10/1/09...................     250,000      281,119
Household Financial Corp., 5.75%,
  1/30/07...............................     500,000      444,725
International Bank for Reconstruction &
  Development, 4.38%, 9/28/06...........     500,000      528,601
JP Morgan Chase & Co., 7.25%, 6/1/07....     250,000      280,472
KeyCorp, 6.75%, 3/15/06.................     500,000      546,632
KFW International Finance, Inc., 4.75%,
  1/24/07...............................     200,000      212,353
Lehman Brothers Holdings, 7.75%,
  1/15/05...............................     500,000      550,662
Mellon Funding Corp., 7.50%, 6/15/05....     200,000      224,908
Merrill Lynch & Co., Inc., 6.38%,
  10/15/08..............................     500,000      541,753
National Australia Bank Ltd., 6.60%,
  12/10/07..............................     500,000      563,484
SunTrust Bank, Inc., 6.38%, 4/1/11......     500,000      551,614
Synovus Financial Corp., 7.25%,
  12/15/05..............................     500,000      565,609
Tyco Capital Corp., 7.63%, 8/16/05......     500,000      519,428
U.S. Bancorp., 8.00%, 7/2/04............     500,000      546,484
Wachovia Corp., 7.45%, 7/15/05..........     500,000      560,319
Washington Mutual, Inc., 5.63%,
  1/15/07...............................     200,000      210,692
Wells Fargo & Co., 5.13%, 2/15/07.......     500,000      534,479
                                                      -----------
                                                       12,832,233
                                                      -----------
CABLE (0.8%)
TCI Communications, Inc., 9.65%,
  10/1/03...............................     425,000      425,871
                                                      -----------
CHEMICALS (3.0%)
E.I. Du Pont de Nemours & Co., 8.25%,
  9/15/06...............................     500,000      592,106
PPG Industries, Inc., 6.75%, 8/15/04....   1,000,000    1,066,334
                                                      -----------
                                                        1,658,440
                                                      -----------
COMMERCIAL SERVICES (0.9%)
First Data Corp., 4.70%, 11/1/06........     500,000      518,381
                                                      -----------
COMPUTER INDUSTRY (0.5%)
IBM Corp., 4.88%, 10/1/06...............     250,000      264,774
                                                      -----------
CONSUMER GOODS & SERVICES (0.5%)
Kimberly-Clark Corp., 5.63%, 2/15/12....     250,000      268,375
                                                      -----------
ELECTRIC -- INTEGRATED (1.4%)
Alabama Power Co., Series L, 7.13%,
  10/1/07...............................     500,000      577,472
Progress Energy, Inc., 5.85%, 10/30/08..     200,000      196,834
                                                      -----------
                                                          774,306
                                                      -----------
ENERGY (1.4%)
Anadarko Petroleum Corp., 6.13%,
  3/15/12...............................     200,000      215,557

                                   CONTINUED

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC QUALITY INCOME FUND                                         OCTOBER 31, 2002
(UNAUDITED)

CORPORATE BONDS, CONTINUED:
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
BP Canada Energy Co., 6.75%, 2/15/05....  $  200,000  $   217,424
Kinder Morgan Energy Partners, LP,
  7.75%, 3/15/32........................     150,000      160,967
Tosco Corp., 7.80%, 1/1/27..............     150,000      176,666
                                                      -----------
                                                          770,614
                                                      -----------
FOOD & BEVERAGES (3.3%)
Coca-Cola Enterprises, 5.38%, 8/15/06...     500,000      539,611
ConAgra Foods, Inc., 6.00%, 9/15/06.....     200,000      217,793
Diageo PLC, 7.13%, 9/15/04..............     250,000      271,843
General Mills, Inc., 5.13%, 2/15/07.....     300,000      315,056
Kraft Foods, Inc., 5.25%, 6/1/07........     200,000      215,101
Unilever Capital Corp., 7.13%, 11/1/10..     200,000      234,581
                                                      -----------
                                                        1,793,985
                                                      -----------
FOREIGN AGENCIES (3.2%)
Canadian Government, 5.25%, 11/5/08.....     250,000      275,154
Ontario Province, 5.50%, 10/1/08........     500,000      543,658
Quebec Province, 7.00%, 1/30/07.........     500,000      571,843
Republic of Italy, MTN, 6.00%, 2/22/11..     300,000      331,900
                                                      -----------
                                                        1,722,555
                                                      -----------
FORESTRY (1.0%)
Weyerhaeuser Co., 8.38%, 2/15/07........     500,000      568,974
                                                      -----------
HEALTH CARE (0.4%)
Wyeth, 6.25%, 3/15/06...................     200,000      212,267
                                                      -----------
INSURANCE (1.9%)
AIG SunAmerica, Inc., MTN, 5.75%,
  2/16/09...............................     500,000      531,337
Allstate Corp., 5.38%, 12/1/06..........     500,000      529,388
                                                      -----------
                                                        1,060,725
                                                      -----------
MACHINERY & EQUIPMENT (0.4%)
Caterpillar, Inc., 7.25%, 9/15/09.......     200,000      231,872
                                                      -----------
MEDIA (1.1%)
AOL Time Warner, Inc., 8.11%, 8/15/06...     400,000      412,010
Walt Disney Co., 6.38%, 3/1/12..........     200,000      214,673
                                                      -----------
                                                          626,683
                                                      -----------
PAPER PRODUCTS (0.4%)
International Paper Co., 6.13%,
  11/1/03...............................     200,000      206,898
                                                      -----------
REAL ESTATE (0.4%)
EOP Operating LP, 6.50%, 6/15/04........     200,000      208,751
                                                      -----------
RESTAURANTS (1.0%)
Darden Restaurants, Inc., 8.38%,
  9/15/05...............................     500,000      571,430
                                                      -----------
RETAIL (2.8%)
Kroger Co., 7.38%, 3/1/05...............     200,000      217,533
Safeway, Inc., 7.25%, 9/15/04...........     200,000      216,153
Target Corp., 7.50%, 2/15/05............     500,000      554,575
CORPORATE BONDS, CONTINUED:
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
Wal-Mart Stores, Inc., 6.88%, 8/10/09...  $  500,000  $   579,644
                                                      -----------
                                                        1,567,905
                                                      -----------
TELECOMMUNICATIONS (2.7%)
British Telecom PLC, 7.88%, 12/15/05....     250,000      278,967
Deutsche Telekom International Finance,
  8.25%, 6/15/05........................     250,000      269,428
SBC Communications, Inc., 5.88%,
  2/1/12................................     250,000      265,587
Sprint Capital Corp., 6.38%, 5/1/09.....     250,000      195,881
Verizon Wireless, Inc., 5.38%,
  12/15/06 (b)..........................     500,000      493,674
                                                      -----------
                                                        1,503,537
                                                      -----------
TEXTILES (1.0%)
VF Corp., 8.10%, 10/1/05................     500,000      561,459
                                                      -----------
TOBACCO (0.4%)
Philip Morris Cos., Inc., 7.00%,
  7/15/05...............................     200,000      215,119
                                                      -----------
TRANSPORTATION & SHIPPING (2.0%)
Atlas Air, Inc., Series 1999-1,
  Class A1, 7.20%, 1/2/19...............     451,229      303,014
Burlington Northern Santa Fe Corp.,
  Series H, 9.25%, 10/1/06..............     500,000      589,397
Union Pacific Corp., 5.84%, 5/25/04.....     220,000      231,371
                                                      -----------
                                                        1,123,782
                                                      -----------
UTILITIES (1.2%)
National Rural Utilities, Series C, MTN,
  6.50%, 3/1/07.........................     100,000      107,756
Niagra Mohawk Power Co., 7.75%,
  5/15/06...............................     500,000      565,574
                                                      -----------
                                                          673,330
                                                      -----------
TOTAL CORPORATE BONDS
  (Cost $29,322,835)                                   30,817,346
                                                      -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (23.9%)
FANNIE MAE (6.5%)
4.75%, 12/22/06.........................     500,000      517,254
5.00%, 1/20/07..........................     500,000      519,679
5.38%, 11/15/11.........................     500,000      533,885
5.00%, 8/1/17...........................     496,075      505,259
5.50%, 8/1/17...........................     990,900    1,023,179
6.00%, 9/1/32...........................     496,398      510,990
                                                      -----------
                                                        3,610,246
                                                      -----------
FREDDIE MAC (7.6%)
2.88%, 9/15/05..........................     500,000      507,653
3.50%, 9/15/07..........................   1,500,000    1,521,849
5.50%, 2/15/26..........................   1,000,000    1,013,350
6.75%, 9/15/29..........................   1,000,000    1,146,847
                                                      -----------
                                                        4,189,699
                                                      -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (7.8%)
5.13%, 7/16/24..........................   1,000,000    1,034,785

                                   CONTINUED

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC QUALITY INCOME FUND                                         OCTOBER 31, 2002
(UNAUDITED)

U.S. GOVERNMENT AGENCY OBLIGATIONS, CONTINUED:
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
6.00%, 9/20/31..........................  $  312,191  $   322,683
7.00%, 4/15/32..........................     439,233      461,293
7.50%, 5/15/32..........................     890,543      946,878
7.50%, 7/15/32..........................     738,393      785,103
6.00%, 10/20/32.........................     687,908      711,033
                                                      -----------
                                                        4,261,775
                                                      -----------
TENNESSEE VALLEY AUTHORITY (2.0%)
6.25%, 12/15/17, Series E...............   1,000,000    1,122,101
                                                      -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $12,748,077)................................   13,183,821
                                                      -----------
U.S. TREASURY NOTES (10.0%)
2.13%, 8/31/04..........................   1,000,000    1,008,764
5.88%, 11/15/04.........................     750,000      812,529
6.50%, 5/15/05..........................     475,000      528,680
4.38%, 5/15/07..........................   1,000,000    1,071,987
5.63%, 5/15/08..........................     900,000    1,018,507
5.00%, 2/15/11..........................   1,000,000    1,090,556
                                                      -----------
TOTAL U.S. TREASURY NOTES
  (Cost $5,466,699).................................    5,531,023
                                                      -----------
U.S. TREASURY BONDS (2.7%)
7.88%, 2/15/21..........................     500,000      672,656
5.50%, 8/15/28..........................     800,000      839,156
                                                      -----------
TOTAL U.S. TREASURY BONDS
  (Cost $1,503,223).................................    1,511,812
                                                      -----------

INVESTMENT COMPANIES (0.9%)
                                                        MARKET
                                            SHARES       VALUE
                                          ----------  -----------
Goldman Sachs Financial Square Prime
  Money Market Fund.....................     252,333  $   252,333
Provident Institutional Temporary
  Investment Fund.......................     252,333      252,333
                                                      -----------
TOTAL INVESTMENT COMPANIES
  (Cost $504,666)...................................      504,666
                                                      -----------
TOTAL INVESTMENTS
  (Cost $52,754,518) (a) -- 99.1%...................   54,792,345
Other assets in excess of liabilities -- 0.9%.......      481,187
                                                      -----------
NET ASSETS -- 100.0%................................  $55,273,532
                                                      ===========

---------

(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation..................  $  2,406,306
Unrealized depreciation..................      (368,479)
                                           ------------
Net unrealized appreciation..............  $  2,037,827
                                           ============

   Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures approved by the Board of Directors.

MTN -- Medium Term Note
PLC -- Public Limited Co.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC QUALITY INCOME FUND
(UNAUDITED)

  STATEMENT OF ASSETS AND LIABILITIES

                                                                OCTOBER 31, 2002

ASSETS:
Investments, at value (cost
  $52,754,518)..........................                $  54,792,345
Interest and dividends receivable.......                      695,912
Prepaid expenses........................                        7,092
                                                        -------------
  TOTAL ASSETS..........................                   55,495,349
LIABILITIES:
Dividends payable.......................  $    184,670
Accrued expenses and other payables:
  Investment advisory fees..............         2,616
  Administration fees...................           654
  Distribution fees.....................           174
  Other.................................        33,703
                                          ------------
  TOTAL LIABILITIES.....................                      221,817
                                                        -------------
NET ASSETS:
Capital.................................                   53,304,178
Accumulated net investment loss.........                     (131,049)
Accumulated net realized gains from
  investment transactions...............                       62,576
Net unrealized appreciation from
  investments...........................                    2,037,827
                                                        -------------
NET ASSETS..............................                $  55,273,532
                                                        =============
Class A
  Net Assets............................                $     474,401
  Shares................................                       47,055
  Offering and redemption price per
    share...............................                $       10.08
                                                        =============
Class B
  Net Assets............................                $     115,947
  Shares................................                       11,502
  Offering and redemption price per
    share*..............................                $       10.08
                                                        =============
Class I
  Net Assets............................                $  54,683,184
  Shares................................                    5,424,479
  Offering and redemption price per
    share...............................                $       10.08
                                                        =============

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                       FOR THE SIX MONTHS ENDED OCTOBER 31, 2002

INVESTMENT INCOME:
Interest income.........................               $   1,572,828
Dividend income.........................                       9,071
                                                       -------------
  TOTAL INVESTMENT INCOME...............                   1,581,899
EXPENSES:
Investment advisory fees................  $   167,906
Administration fees.....................       41,976
Distribution fees--Class A..............        1,250
Distribution fees--Class B..............          559
Accounting fees.........................       22,472
Custodian fees..........................        6,996
Transfer agent fees.....................       16,874
Trustees' fees..........................        5,783
Other fees..............................       39,217
                                          -----------
  Total expenses before voluntary fee
    reductions..........................                     303,033
  Expenses voluntarily reduced by
    distributor.........................                        (765)
                                                       -------------
  Net Expenses..........................                     302,268
                                                       -------------
NET INVESTMENT INCOME...................                   1,279,631
                                                       -------------
REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment
  transactions..........................                      35,244
Change in unrealized appreciation from
  investments...........................                   1,384,441
                                                       -------------
Net realized/unrealized gains from
  investments...........................                   1,419,685
                                                       -------------
Change in net assets resulting from
  operations............................               $   2,699,316
                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC QUALITY INCOME FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE SIX       FOR THE
                                           MONTHS ENDED     YEAR ENDED
                                           OCTOBER 31,      APRIL 30,
                                               2002            2002
                                          --------------  --------------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income.................  $    1,279,631  $    4,331,930
  Net realized gains from investment
    transactions........................          35,244         247,716
  Change in unrealized appreciation
    (depreciation) from investments.....       1,384,441      (1,637,565)
                                          --------------  --------------
Change in net assets resulting from
  operations............................       2,699,316       2,942,081
                                          --------------  --------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............         (11,351)        (24,138)
  From net realized gains from
    investment transactions.............              --          (3,533)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net investment income............          (2,243)         (4,292)
  From net realized gains from
    investment transactions.............              --            (692)
DIVIDENDS TO CLASS I SHAREHOLDERS:
  From net investment income............      (1,311,592)     (4,393,079)
  From net realized gains from
    investment transactions.............              --        (550,831)
                                          --------------  --------------
Change in net assets from shareholder
  distributions.........................      (1,325,186)     (4,976,565)
                                          --------------  --------------
Change in net assets from capital
  transactions..........................     (11,613,411)    (10,627,988)
                                          --------------  --------------
Change in net assets....................     (10,239,281)    (12,662,472)
NET ASSETS:
  Beginning of period...................      65,512,813      78,175,285
                                          --------------  --------------
  End of period.........................  $   55,273,532  $   65,512,813
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC QUALITY INCOME FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                                  FOR THE SIX          FOR THE YEAR           FOR THE
                                  MONTHS ENDED       ENDED APRIL 30,        PERIOD ENDED
                                  OCTOBER 31,     ----------------------     APRIL 30,
                                      2002          2002         2001         2000 (A)
                                  ------------    ---------    ---------    ------------
                                  (UNAUDITED)
Net Asset Value, Beginning of       $  9.84        $ 10.06      $  9.50       $ 10.00
  Period......................
                                    -------        -------      -------       -------
Investment Activities
  Net investment income.......         0.21           0.51         0.58          0.50
  Net realized and unrealized
    gains (losses) from
    investments...............         0.26          (0.15)        0.58         (0.50)
                                    -------        -------      -------       -------
  Total from Investment
    Activities................         0.47           0.36         1.16            --
                                    -------        -------      -------       -------
Distributions
  Net investment income.......        (0.23)         (0.52)       (0.58)        (0.50)
  Net realized gains..........           --          (0.06)       (0.02)           --
                                    -------        -------      -------       -------
  Total Distributions.........        (0.23)         (0.58)       (0.60)        (0.50)
                                    -------        -------      -------       -------
Net Asset Value, End of
  Period......................      $ 10.08        $  9.84      $ 10.06       $  9.50
                                    =======        =======      =======       =======
TOTAL RETURN..................         4.79%(b)       3.67%       12.46%         0.03%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period
  (000).......................      $   474        $   493      $   324       $   240
Ratio of expenses to average
  net assets..................         1.33%(c)       1.22%        1.16%         1.34%(c)
Ratio of net investment income
  to average net assets.......         4.33%(c)       5.03%        5.88%         5.50%(c)
Ratio of expenses to average
  net assets*.................         1.58%(c)       1.47%        1.41%         1.59%(c)
Portfolio turnover rate**.....           44%            88%         130%          314%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 11, 1999 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2000.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.

  FINANCIAL HIGHLIGHTS, CLASS B

                                       FOR THE SIX      FOR THE        FOR THE
                                       MONTHS ENDED    YEAR ENDED    PERIOD ENDED
                                       OCTOBER 31,     APRIL 30,      APRIL 30,
                                           2002           2002         2001 (A)
                                       ------------    ----------    ------------
                                       (UNAUDITED)
Net Asset Value, Beginning of            $  9.84        $ 10.06        $  9.55
  Period...........................
                                         -------        -------        -------
Investment Activities
  Net investment income............         0.19           0.47           0.54
  Net realized and unrealized gains
    (losses) from investments......         0.25          (0.15)          0.53
                                         -------        -------        -------
  Total from Investment
    Activities.....................         0.44           0.32           1.07
                                         -------        -------        -------
Distributions
  Net investment income............        (0.20)         (0.48)         (0.54)
  Net realized gains...............           --          (0.06)         (0.02)
                                         -------        -------        -------
  Total Distributions..............        (0.20)         (0.54)         (0.56)
                                         -------        -------        -------
Net Asset Value, End of Period.....      $ 10.08        $  9.84        $ 10.06
                                         =======        =======        =======
TOTAL RETURN (EXCLUDES REDEMPTION
  CHARGE)..........................         4.52%(b)       3.17%         10.37%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period
  (000)............................      $   116        $   108        $    44
Ratio of expenses to average net
  assets...........................         1.83%(c)       1.72%          1.68%(c)
Ratio of net investment income to
  average net assets...............         3.83%(c)       4.50%          5.25%(c)
Ratio of expenses to average net
  assets*..........................         2.08%(c)       1.97%          1.90%(c)
Portfolio turnover rate**..........           44%            88%           130%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  FOR THE PERIOD FROM JUNE 12, 2000 (COMMENCEMENT OF OPERATIONS) TO
     APRIL 30, 2001.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.

                                   CONTINUED

RBC FUNDS, INC.
RBC QUALITY INCOME FUND
Selected data for a share outstanding throughout the period indicated

  FINANCIAL HIGHLIGHTS, CLASS I

                                  FOR THE SIX          FOR THE YEAR           FOR THE
                                  MONTHS ENDED       ENDED APRIL 30,        PERIOD ENDED
                                  OCTOBER 31,     ----------------------     APRIL 30,
                                      2002          2002         2001         2000 (A)
                                  ------------    ---------    ---------    ------------
                                  (UNAUDITED)
Net Asset Value, Beginning of       $  9.84        $ 10.06      $  9.50       $ 10.00
  Period......................
                                    -------        -------      -------       -------
Investment Activities
  Net investment income.......         0.23           0.54         0.60          0.52
  Net realized and unrealized
    gains (losses) from
    investments...............         0.25          (0.15)        0.58         (0.50)
                                    -------        -------      -------       -------
  Total from Investment
    Activities................         0.48           0.39         1.18          0.02
                                    -------        -------      -------       -------
Distributions
  Net investment income.......        (0.24)         (0.55)       (0.60)        (0.52)
  Net realized gains..........           --          (0.06)       (0.02)           --
                                    -------        -------      -------       -------
  Total Distributions.........        (0.24)         (0.61)       (0.62)        (0.52)
                                    -------        -------      -------       -------
Net Asset Value, End of
  Period......................      $ 10.08        $  9.84      $ 10.06       $  9.50
                                    =======        =======      =======       =======
TOTAL RETURN..................         4.89%(b)       3.93%       12.74%         0.20%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period
  (000).......................      $54,683        $64,912      $77,808       $69,558
Ratio of expenses to average
  net assets..................         1.08%(c)       0.97%        0.91%         1.09%(c)
Ratio of net investment income
  to average net assets.......         4.58%(c)       5.34%        6.10%         5.65%(c)
Ratio of expenses to average
  net assets*.................           (d)            (d)          (d)         1.11%(c)
Portfolio turnover rate**.....           44%            88%         130%          314%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 11, 1999 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2000.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC NORTH CAROLINA TAX-FREE BOND FUND                           OCTOBER 31, 2002
(UNAUDITED)

NORTH CAROLINA MUNICIPAL OBLIGATIONS (95.6%)
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
Burlington County GO, 5.20%, 2/1/14,
  Callable 2/1/10 @ 102, (AMBAC
  Insured)..............................  $  400,000  $   435,400
Cabarrus County CP, 5.50%, 4/1/15,
  Callable 4/1/11 @ 102.................     500,000      552,715
Cabarrus County GO, 5.30%, 2/1/08,
  Callable 2/1/07 @ 100.5, (MBIA
  Insured)..............................     935,000    1,023,975
Catawba County Memorial Hospital Project
  Revenue, 4.40%, 10/1/08, (AMBAC
  Insured)..............................   1,000,000    1,069,310
Centennial Authority Hotel Tax Revenue,
  Arena Project, 4.65%, 9/1/06, (FSA
  Insured)..............................   1,000,000    1,082,130
Charlotte GO, Series A, 4.75%, 2/1/10,
  Callable 2/1/08 @ 101.................     435,000      465,772
Charlotte Water & Sewer System Revenue,
  Series A, 4.38%, 7/1/15...............     250,000      257,728
Charlotte-Mecklenberg Health Care
  Systems Revenue, Series A, 4.90%,
  1/15/10, Callable 1/15/07 @ 102.......   1,000,000    1,052,340
Cumberland County CP, Series A, 6.20%,
  12/1/07, Prerefunded 12/1/04 @ 102,
  (AMBAC Insured).......................   1,535,000    1,704,739
Cumberland County Hospital Facilities
  Revenue, 5.25%, 10/1/10, Callable
  10/1/09 @ 101.........................     500,000      536,925
Dare County CP, Series A, 4.50%, 5/1/04,
  (MBIA Insured)........................     500,000      519,915
Durham County GO, Series A, 5.40%,
  3/1/13, Callable 3/1/10 @ 101.5.......     500,000      556,790
Fayetteville Public Works Commission
  Revenue, Series A, 5.25%, 3/1/08,
  Callable 3/1/05 @ 102, (AMBAC
  Insured)..............................   1,280,000    1,386,073
Gaston County CP, 4.75%, 12/1/05, (MBIA
  Insured)..............................   1,000,000    1,078,550
High Point Water & Sewer System GO,
  4.50%, 6/1/16, Callable 6/1/12 @ 101,
  (MBIA Insured)........................     250,000      254,848
Iredell County GO, 4.75%, 2/1/12,
  Callable 2/1/07 @ 102.................     500,000      528,595
Iredell County Memorial Hospital
  Revenue, 5.10%, 10/1/11, Callable
  10/1/07 @ 101, (AMBAC Insured)........   1,000,000    1,074,040
Lincoln County GO, 4.70%, 6/1/17,
  Callable 6/1/12 @ 101, (FGIC
  Insured)..............................     250,000      256,710
New Hanover County Hospital Revenue,
  Regional Medical Center Project,
  4.25%, 10/1/10, Callable 10/1/09 @
  101, (MBIA Insured)...................     500,000      525,015
North Carolina Educational Facilities
  Finance Agency Revenue, Wake Forest
  University, 5.00%, 11/1/12, Callable
  11/1/07 @ 102.........................     500,000      537,275
NORTH CAROLINA MUNICIPAL OBLIGATIONS, CONTINUED:
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
North Carolina Housing Finance Agency
  Home Ownership Revenue, Series A1,
  4.75%, 1/1/05, AMT....................  $  500,000  $   522,165
North Carolina Housing Finance Agency
  Home Ownership Revenue, Series 4A,
  4.45%, 1/1/07, AMT....................     240,000      250,939
North Carolina Housing Finance Agency
  Home Ownership Revenue, Series 4A,
  4.45%, 7/1/07, AMT....................     240,000      251,309
North Carolina Housing Finance Agency
  Home Ownership Revenue, Series 13A,
  4.95%, 7/1/14, Callable 7/1/11 @ 100,
  AMT...................................     250,000      254,678
North Carolina Medical Care Community
  Health Care Facilities Revenue,
  Scotland Memorial Hospital Project,
  4.75%, 10/1/05, (Radian Insured)......     500,000      531,375
North Carolina Medical Care Community
  Hospital Revenue, Southeastern
  Regional Medical Center, 5.75%,
  6/1/13, Callable 6/1/09 @ 102.........     525,000      566,097
North Carolina Medical Care Community
  Hospital Revenue, Moore Regional
  Hospital Project, 5.20%, 10/1/13,
  Callable 10/1/03 @ 102................     300,000      313,239
North Carolina Municipal Power
  Agency #1, Catawba Electric Revenue,
  5.25%, 1/1/09, (MBIA-IBC Insured).....   1,500,000    1,657,529
North Carolina State GO, Series A,
  4.75%, 4/1/14, Callable 4/1/08 @
  102...................................     250,000      263,705
North Carolina State GO, Series A,
  4.75%, 4/1/15, Callable 4/1/08 @
  102...................................     500,000      523,655
North Carolina State Public School
  Building GO, 4.60%, 4/1/13, Callable
  4/1/09 @ 102..........................     250,000      264,920
Pitt County Memorial Hospital Revenue,
  5.38%, 12/1/10, Callable 12/1/05 @
  102, Escrowed to Maturity.............   1,000,000    1,099,210
Pitt County Public Facilities CP,
  Series A, 5.35%, 4/1/07, (MBIA
  Insured)..............................     625,000      692,406
Raleigh Durham Airport Authority
  Revenue, Series A, 5.25%, 11/1/12,
  Callable 5/1/11 @ 101, (FGIC
  Insured)..............................     500,000      555,875
Stanly County GO, 4.60%, 2/1/14,
  Callable 2/1/11 @ 101.5 (AMBAC
  Insured)..............................     250,000      263,323
Union County Enterprise System Revenue,
  5.35%, 6/1/09, Callable 6/1/06 @ 102,
  (MBIA Insured)........................     500,000      549,965
Union County Schools GO, 4.75%, 3/1/13,
  Callable 3/1/11 @ 101.................     250,000      266,428

                                   CONTINUED

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC NORTH CAROLINA TAX-FREE BOND FUND                           OCTOBER 31, 2002
(UNAUDITED)

NORTH CAROLINA MUNICIPAL OBLIGATIONS, CONTINUED:
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
University of North Carolina Greensboro
  Revenue, Series A, 4.63%, 4/1/13,
  Callable 4/1/11 @ 101, (FSA
  Insured)..............................  $  545,000  $   574,997
Wake County GO, Series A, 4.75%, 2/1/14,
  Callable 2/1/11 @ 101.5...............     500,000      533,695
Winston Salem CP, Series A, 5.30%,
  6/1/09, Callable 6/1/06 @ 102.........   1,000,000    1,097,990
Winston Salem State University
  Housing & Dining Systems Revenue,
  Series B, 4.75%, 1/1/10, Callable
  1/1/09 @ 101, (MBIA Insured)..........     500,000      536,685
Winston Salem State University
  Housing & Dining Systems Revenue,
  Series B, 4.85%, 1/1/11, Callable
  1/1/09 @ 101, (MBIA Insured)..........     500,000      537,415
                                                      -----------
TOTAL NORTH CAROLINA MUNICIPAL OBLIGATIONS
  (Cost $25,097,672)................................   27,006,445
                                                      -----------

INVESTMENT COMPANIES (3.5%)
                                                        MARKET
                                            SHARES       VALUE
                                          ----------  -----------
BlackRock North Carolina Municipal Money
  Market Portfolio -- Institutional
  Shares................................     490,992  $   490,992
Goldman Sachs Institutional Liquid
  Assets Tax-Free Money Market Fund.....     490,992      490,992
                                                      -----------
TOTAL INVESTMENT COMPANIES
  (Cost $981,984)...................................      981,984
                                                      -----------
TOTAL INVESTMENTS
  (Cost $26,079,656) (a) -- 99.1%...................   27,988,429
Other assets in excess of liabilities -- 0.9%.......      252,292
                                                      -----------
NET ASSETS --100.0%.................................  $28,240,721
                                                      ===========

---------

(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation..................  $ 1,908,773
Unrealized depreciation..................           --
                                           -----------
Net unrealized appreciation..............  $ 1,908,773
                                           ===========

Aggregate cost for federal income tax purposes is substantially the same.

AMBAC -- AMBAC Indemnity Corp.

AMT -- Alternative Minimum Tax

CP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Corp.

FSA -- Financial Security Assurance

GO -- General Obligation

LOC -- Letter of Credit

MBIA -- MBIA, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC NORTH CAROLINA TAX-FREE BOND FUND
(UNAUDITED)

  STATEMENT OF ASSETS AND LIABILITIES

                                                                OCTOBER 31, 2002

ASSETS:
Investments, at value (cost
  $26,079,656)..........................                $  27,988,429
Interest and dividends receivable.......                      346,413
Prepaid expenses........................                        5,071
                                                        -------------
  TOTAL ASSETS..........................                   28,339,913
LIABILITIES:
Dividends payable.......................  $     76,298
Accrued expenses and other payables:
  Investment advisory fees..............           807
  Administration fees...................           300
  Distribution fees.....................         1,234
  Other.................................        20,553
                                          ------------
  TOTAL LIABILITIES.....................                       99,192
                                                        -------------
NET ASSETS:
Capital.................................                   26,240,994
Accumulated net investment loss.........                      (19,969)
Accumulated net realized gains from
  investment transactions...............                      110,923
Net unrealized appreciation from
  investments...........................                    1,908,773
                                                        -------------
NET ASSETS..............................                $  28,240,721
                                                        =============
Class A
  Net Assets............................                $   4,444,330
  Shares................................                      418,218
  Offering and redemption price per
    share...............................                $       10.63
                                                        =============
Class B
  Net Assets............................                $     446,614
  Shares................................                       42,009
  Offering and redemption price per
    share*..............................                $       10.63
                                                        =============
Class I
  Net Assets............................                $  23,349,777
  Shares................................                    2,197,317
  Offering and redemption price per
    share...............................                $       10.63
                                                        =============

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                       FOR THE SIX MONTHS ENDED OCTOBER 31, 2002

INVESTMENT INCOME:
Interest income.........................               $     655,780
Dividend income.........................                       5,956
                                                       -------------
  TOTAL INVESTMENT INCOME...............                     661,736
EXPENSES:
Investment advisory fees................  $    51,025
Administration fees.....................       21,868
Distribution fees--Class A..............       11,447
Distribution fees--Class B..............        2,139
Accounting fees.........................       18,344
Custodian fees..........................        3,644
Transfer agent fees.....................        8,561
Trustees' fees..........................        2,895
Other fees..............................       24,869
                                          -----------
  Total expenses before voluntary fee
    reductions..........................                     144,792
  Expenses voluntarily reduced by:
    Administrator.......................                      (2,916)
    Distributor.........................                      (6,258)
                                                       -------------
  Net Expenses..........................                     135,618
                                                       -------------
NET INVESTMENT INCOME...................                     526,118
                                                       -------------
REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment
  transactions and other dispositions...                      87,636
Change in unrealized appreciation from
  investments...........................                     557,882
                                                       -------------
Net realized/unrealized gains from
  investments...........................                     645,518
                                                       -------------
Change in net assets resulting from
  operations............................               $   1,171,636
                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC NORTH CAROLINA TAX-FREE BOND FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE SIX       FOR THE
                                           MONTHS ENDED     YEAR ENDED
                                           OCTOBER 31,      APRIL 30,
                                               2002            2002
                                          --------------  --------------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income.................  $      526,118  $    1,153,357
  Net realized gains from investment
    transactions........................          87,636         233,761
  Change in unrealized appreciation from
    investments.........................         557,882         398,676
                                          --------------  --------------
Change in net assets resulting from
  operations............................       1,171,636       1,785,794
                                          --------------  --------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............         (78,190)       (159,966)
  From net realized gains from
    investment transactions.............              --         (45,676)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net investment income............          (6,228)        (14,049)
  From net realized gains from
    investment transactions.............              --          (4,648)
DIVIDENDS TO CLASS I SHAREHOLDERS:
  From net investment income............        (441,700)       (979,342)
  From net realized gains from
    investment transactions.............              --        (231,890)
                                          --------------  --------------
Change in net assets from shareholder
  dividends.............................        (526,118)     (1,435,571)
                                          --------------  --------------
Change in net assets from capital
  transactions..........................      (3,342,628)     (3,298,719)
                                          --------------  --------------
Change in net assets....................      (2,697,110)     (2,948,496)
NET ASSETS:
  Beginning of period...................      30,937,831      33,886,327
                                          --------------  --------------
  End of period.........................  $   28,240,721  $   30,937,831
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC NORTH CAROLINA TAX-FREE BOND FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                             FOR THE SIX
                             MONTHS ENDED                    FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     -------------------------------------------------------------
                                 2002          2002         2001         2000         1999         1998
                             ------------    ---------    ---------    ---------    ---------    ---------
                             (UNAUDITED)
Net Asset Value,               $ 10.39        $ 10.30      $  9.91      $ 10.45      $ 10.30      $  9.98
  Beginning of Period....
                               -------        -------      -------      -------      -------      -------
Investment Activities
  Net investment
    income...............         0.18           0.38         0.40         0.38         0.41         0.43
  Net realized and
    unrealized gains
    (losses) from
    investments..........         0.24           0.19         0.39        (0.51)        0.20         0.32
                               -------        -------      -------      -------      -------      -------
  Total from Investment
    Activities...........         0.42           0.57         0.79        (0.13)        0.61         0.75
                               -------        -------      -------      -------      -------      -------
Distributions
  Net investment
    income...............        (0.18)         (0.38)       (0.40)       (0.39)       (0.41)       (0.43)
  Net realized gains.....           --          (0.10)          --        (0.02)       (0.05)          --
                               -------        -------      -------      -------      -------      -------
  Total Distributions....        (0.18)         (0.48)       (0.40)       (0.41)       (0.46)       (0.43)
                               -------        -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................      $ 10.63        $ 10.39      $ 10.30      $  9.91      $ 10.45      $ 10.30
                               =======        =======      =======      =======      =======      =======
TOTAL RETURN.............         4.08%(a)       5.64%        8.04%       (1.15%)       5.96%        7.61%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $ 4,444        $ 4,507      $ 4,225      $ 4,554      $ 4,870      $ 4,664
Ratio of expenses to
  average net assets.....         1.13%(b)       1.10%        1.00%        0.98%        0.82%        0.69%
Ratio of net investment
  income to average net
  assets.................         3.41%(b)       3.61%        3.88%        3.85%        3.89%        4.19%
Ratio of expenses to
  average net assets*....         1.40%(b)       1.37%        1.28%        1.26%        1.26%        1.29%
Portfolio turnover
  rate**.................            2%             7%          13%          14%          11%          29%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED
(b)  ANNUALIZED

  FINANCIAL HIGHLIGHTS, CLASS B

                             FOR THE SIX
                             MONTHS ENDED                    FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     -------------------------------------------------------------
                                 2002          2002         2001         2000         1999         1998
                             ------------    ---------    ---------    ---------    ---------    ---------
                             (UNAUDITED)
Net Asset Value,               $ 10.40        $ 10.30      $  9.92      $ 10.46      $ 10.30      $  9.98
  Beginning of Period....
                               -------        -------      -------      -------      -------      -------
Investment Activities
  Net investment
    income...............         0.15           0.32         0.34         0.33         0.36         0.38
  Net realized and
    unrealized gains
    (losses) from
    investments..........         0.23           0.20         0.38        (0.51)        0.21         0.32
                               -------        -------      -------      -------      -------      -------
  Total from Investment
    Activities...........         0.38           0.52         0.72        (0.18)        0.57         0.70
                               -------        -------      -------      -------      -------      -------
Distributions
  Net investment
    income...............        (0.15)         (0.32)       (0.34)       (0.34)       (0.36)       (0.38)
  Net realized gains.....           --          (0.10)          --        (0.02)       (0.05)          --
                               -------        -------      -------      -------      -------      -------
  Total Distributions....        (0.15)         (0.42)       (0.34)       (0.36)       (0.41)       (0.38)
                               -------        -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................      $ 10.63        $ 10.40      $ 10.30      $  9.92      $ 10.46      $ 10.30
                               =======        =======      =======      =======      =======      =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE).....         3.72%(a)       5.21%        7.39%       (1.64%)       5.53%        7.09%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $   447        $   425      $   439      $   449      $   570      $   511
Ratio of expenses to
  average net assets.....         1.63%(b)       1.60%        1.50%        1.48%        1.32%        1.18%
Ratio of net investment
  income to average net
  assets.................         2.91%(b)       3.11%        3.38%        3.34%        3.38%        3.70%
Ratio of expenses to
  average net assets*....         1.90%(b)       1.87%        1.77%        1.76%        1.76%        1.78%
Portfolio turnover
  rate**.................            2%             7%          13%          14%          11%          29%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.

                                   CONTINUED

RBC FUNDS, INC.
RBC NORTH CAROLINA TAX-FREE BOND FUND
Selected data for a share outstanding throughout the period indicated

  FINANCIAL HIGHLIGHTS, CLASS I

                             FOR THE SIX
                             MONTHS ENDED                    FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     -------------------------------------------------------------
                                 2002          2002         2001         2000         1999         1998
                             ------------    ---------    ---------    ---------    ---------    ---------
                             (UNAUDITED)
Net Asset Value,               $ 10.39        $ 10.30      $  9.91      $ 10.45      $ 10.30      $  9.98
  Beginning of Period....
                               -------        -------      -------      -------      -------      -------
Investment Activities
  Net investment
    income...............         0.19           0.40         0.42         0.41         0.43         0.46
  Net realized and
    unrealized gains
    (losses) from
    investments..........         0.24           0.19         0.39        (0.51)        0.20         0.32
                               -------        -------      -------      -------      -------      -------
  Total from Investment
    Activities...........         0.43           0.59         0.81        (0.10)        0.63         0.78
                               -------        -------      -------      -------      -------      -------
Distributions
  Net investment
    income...............        (0.19)         (0.40)       (0.42)       (0.42)       (0.43)       (0.46)
  Net realized gains.....           --          (0.10)          --        (0.02)       (0.05)          --
                               -------        -------      -------      -------      -------      -------
  Total Distributions....        (0.19)         (0.50)       (0.42)       (0.44)       (0.48)       (0.46)
                               -------        -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................      $ 10.63        $ 10.39      $ 10.30      $  9.91      $ 10.45      $ 10.30
                               =======        =======      =======      =======      =======      =======
TOTAL RETURN.............         4.21%(a)       5.90%        8.31%       (0.90%)       6.22%        7.89%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $23,350        $26,006      $29,223      $32,461      $39,519      $37,456
Ratio of expenses to
  average net assets.....         0.88%(b)       0.85%        0.75%        0.73%        0.56%        0.44%
Ratio of net investment
  income to average net
  assets.................         3.66%(b)       3.86%        4.13%        4.09%        4.15%        4.44%
Ratio of expenses to
  average net assets*....         0.90%(b)       0.87%        0.77%        0.76%        0.76%        0.79%
Portfolio turnover
  rate**.................            2%             7%          13%          14%          11%          29%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED
(b)  ANNUALIZED

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2002
                                  (UNAUDITED)
 1. ORGANIZATION

    RBC Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was organized as a Maryland corporation on March 1, 1994. At October 31, 2002 the Company consisted of six separate investment portfolios: RBC Large Cap Equity Fund, RBC Mid Cap Equity Fund, RBC Small Cap Equity Fund, RBC Government Income Fund, RBC Quality Income Fund, and the RBC North Carolina Tax-Free Bond Fund (individually, the "Fund", and collectively, the "Funds").

   The Funds offer three classes of shares: Class A, Class B and Class I shares. Class A shares are offered with no maximum front-end sales charge. Class B shares are offered at net asset value but are subject to a contingent deferred sales charge ("CDSC"). In addition, Class A and Class B shares pay ongoing distribution fees. Class B shares will convert automatically to Class A shares on the first business day of the month following the seventh anniversary of their purchase date. Effective November 1, 2001, offerings of Class B shares are closed to new investors. Class I shares are offered to accounts managed by RBC Centura Bank's Trust Department, to non-profit institutions and to accounts of brokers and other financial intermediaries affiliated with RBC Financial Group.

   The Funds' investment objectives are as follows:

   RBC LARGE CAP EQUITY FUND -- Long-term capital appreciation. The Fund normally invests at least 80% of its net assets in equity securities of large U.S. companies each having $10 billion or more in market capitalization at the time of purchase by the Fund. Investments are primarily in common stocks, but may also include convertible preferred stocks and convertible bonds, notes, and debentures.

   RBC MID CAP EQUITY FUND -- Long-term capital appreciation. The Fund normally invests at least 80% of its net assets in equity securities of mid-sized companies that fall within the range of companies in the S&P MidCap 400 Composite Stock Price Index at the time of purchase by the Fund. Investments are primarily in common stocks, but also may include convertible preferred stocks and convertible bonds, notes, and debentures.

   RBC SMALL CAP EQUITY FUND -- Long-term capital appreciation. The Fund normally invests at least 80% of its net assets in the equity securities of small companies. Small companies are defined as those with market capitalizations that fall within the range of the companies in the S&P Small Cap 600 Index at the time of purchase by the Fund. Investments are primarily common stocks but also include preferred stocks and securities convertible into stock.

   RBC GOVERNMENT INCOME FUND -- Relatively high current income consistent with relative stability of principal and safety. The Fund normally invests at least 80% of its net assets in U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities). The Fund's investments in securities guaranteed by U.S. Government agencies are primarily mortgage backed securities. In general, its investments will have maximum maturities of ten years.

   RBC QUALITY INCOME FUND -- Current income and capital appreciation. The Fund normally invests at least 80% of its net assets in U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and corporate debt obligations as well as other fixed income securities such as asset backed securities, mortgage backed securities and bank obligations. At least 70% of the Fund's net assets will be invested in securities rated at the time of purchase in one of the three highest categories by nationally recognized statistical rating organizations or unrated securities of comparable quality.

   RBC NORTH CAROLINA TAX-FREE BOND FUND -- High current income that is free from both federal income tax and North Carolina personal income tax, together with relative safety of principal. The Fund invests at least 80% of its net assets in obligations issued by the State of North Carolina, its political subdivisions, and their agencies and instrumentalities.

 2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

                                    CONTINUED

RBC FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2002
                                  (UNAUDITED)

   SECURITY VALUATION:

    Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations are valued at amortized cost, which approximates market value, as approved by the Funds' Board of Directors.

   The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or at the direction of the Funds' Board of Directors.

   INVESTMENT TRANSACTIONS:

    Security transactions in the Funds are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated on the identified cost basis.

   ALLOCATION OF EXPENSES:

    Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Company in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

   FINANCIAL INSTRUMENTS:

    OPTIONS

    The Funds may purchase and write (sell) put and call options on securities, currencies, and indices of securities (collectively, an "underlying asset"). These transactions are to hedge against changes in interest rates, security prices, currency fluctuations and other market developments.

   The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

   In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the accompanying financial statements.

   FUTURES CONTRACTS

    The RBC Large Cap Equity Fund, RBC Mid Cap Equity Fund, and RBC Small Cap Equity may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Company the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time

                                    CONTINUED

RBC FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2002
                                  (UNAUDITED)

   during the option period. Futures transactions involve brokerage costs and require the Company to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

   DIVIDENDS TO SHAREHOLDERS:

    The RBC Large Cap Equity Fund, RBC Mid Cap Equity Fund, and RBC Small Cap Equity Fund declare and pay dividends of substantially all of their net investment income monthly. The RBC Government Income Fund, RBC Quality Income Fund, and RBC North Carolina Tax-Free Bond Fund declare dividends of substantially all of their net investment income daily and pay those dividends monthly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Glenwood Capital Management, Inc. ("GCM" or "Advisor"), a wholly owned subsidiary of RBC Centura Banks, Inc., serves as the Company's Investment Advisor and its parent, RBC Centura Bank, serves as its custodian. Pursuant to the advisory contracts, the Advisor manages the investments of the Funds and continuously reviews, supervises and administers the Funds' investments. The Advisor is responsible for placing orders for the purchase and sale of investment securities directly with brokers and dealers selected at its discretion. Under the terms of the advisory contracts the Advisor is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows: 0.70% for the RBC Large Cap Equity Fund, RBC Mid Cap Equity Fund, and the RBC Small Cap Equity, 0.30% for the RBC Government Income Fund, 0.60% for the RBC Quality Income Fund, and 0.35% for the RBC North Carolina Tax-Free Bond Fund. For furnishing custodial services, RBC Centura Bank is paid a monthly fee with respect to the Funds at an annual rate based on 0.025% of average daily net assets.

   BISYS Fund Services Ohio, Inc. ("BISYS") serves as the Funds' administrator (the "Administrator"), transfer agent, and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records and the preparation of reports. Services provided under the transfer agency agreement include providing personnel and facilities to perform shareholder servicing and transfer agency related services. Under the terms of the administrative services contract, the Administrator receives a fee based on an annual percentage of 0.15% of each Fund's the average daily net assets. The fund accounting fees for the Funds are computed at the annual rate percentage of 0.03% of each Fund's average daily net assets subject to a $30,000 per Fund annual minimum fee. The transfer agency agreement provides for a per account fee in connection with shareholder servicing. Certain officers of the Funds are employed by BISYS. Such individuals are not paid any fees directly by the Funds for serving as officers of the Funds.

   Each of the Funds has adopted a Master Distribution 12b-1 Plan (the "Plan") with respect to its Class A and Class B shares, in which Centura Funds Distributor, Inc. (the "Distributor") acts as the Funds' distributor. The Distributor is an affiliate of the Funds' Administrator and was formed specifically to distribute shares of the Funds. The Plan provides instructions on the fee in which Class A and B shares of each Fund will pay to the Distributor for its costs incurred in financing certain distribution and shareholder service activities related to that class.

   The Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.50% and 1.00% of the Fund's average daily net assets attributable to its Class A shares and Class B shares, respectively. Such fees may include a service fee totaling up to 0.25% of the average daily net assets attributable to a Fund's Class A shares and Class B shares, respectively. Service fees are paid to securities dealers and other financial institutions for maintaining shareholder accounts and providing related services to shareholders. Currently, the Distributor has undertaken to limit 12b-1 fees to 0.25% for Class A shares for each Fund and 0.75% for Class B shares of the RBC Government Income Fund, RBC Quality Income Fund, and RBC North Carolina Tax-Free Bond Fund.

                                    CONTINUED

RBC FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2002
                                  (UNAUDITED)

   In addition, the Distributor also receives the proceeds of any CDSC imposed on redemptions of Class B shares. The following is a summary of the dealer commissions paid to the Distributor, RBC Centura Securities, Inc., and RBC Dain Rauscher Corp. for Class B shares for the six months ended October 31, 2002:

                                                         RBC CENTURA         RBC DAIN
                                        DISTRIBUTOR   SECURITIES, INC.    RAUSCHER CORP.
                                        -----------  -------------------  --------------
   RBC Large Cap Equity Fund..........     $122            $1,914              $ 8
   RBC Mid Cap Equity Fund............      146             1,942               --
   RBC Small Cap Equity Fund..........       --               908               36
   RBC Government Income Fund.........       --                38               --
   RBC Quality Income Fund............       --                --               --
   RBC North Carolina Tax-Free Bond
     Fund.............................       --                --               --

 4. CONCENTRATION OF CREDIT RISK

    The North Carolina Tax-Free Bond Fund invests substantially all of its assets in a portfolio of tax-exempt debt obligations issued by the state of North Carolina and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the state of North Carolina.

 5. SECURITIES TRANSACTIONS

    The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended October 31, 2002 were as follows:

                                              PURCHASES      SALES
                                             -----------  -----------
   RBC Large Cap Equity Fund...............  $ 1,922,710  $14,155,694
   RBC Mid Cap Equity Fund.................   60,282,248   26,094,635
   RBC Small Cap Equity Fund...............    7,769,597    5,309,886
   RBC Government Income Fund..............   12,721,695   11,154,640
   RBC Quality Income Fund.................   23,850,005   34,115,564
   RBC North Carolina Tax-Free Bond Fund...      495,308    2,370,132

                                    CONTINUED

RBC FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2002
                                  (UNAUDITED)

 6. CAPITAL SHARE TRANSACTIONS

    The Company is authorized to issue 1.05 billion shares of capital stock with a par value of $0.001. Transactions in shares of the Funds are summarized below:

                                   RBC LARGE CAP EQUITY         RBC MID CAP EQUITY         RBC SMALL CAP EQUITY
                                           FUND                        FUND                        FUND
                                --------------------------  --------------------------  --------------------------
                                FOR THE SIX     FOR THE     FOR THE SIX     FOR THE     FOR THE SIX     FOR THE
                                MONTHS ENDED   YEAR ENDED   MONTHS ENDED   YEAR ENDED   MONTHS ENDED   YEAR ENDED
                                OCTOBER 31,    APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,    APRIL 30,
                                    2002          2002          2002          2002          2002          2002
                                ------------  ------------  ------------  ------------  ------------  ------------
                                (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares
    issued....................  $   663,397   $  2,075,222  $ 6,413,029   $ 34,016,623  $   895,366   $  1,237,879
  Dividends reinvested........        2,805          2,972           --      2,040,965           --         78,582
  Cost of shares redeemed.....   (1,325,900)    (3,800,512)  (6,007,541)    (8,918,883)  (1,166,742)    (1,462,784)
                                ------------  ------------  ------------  ------------  -----------   ------------
  Change in Class A...........  $  (659,698)  $ (1,722,318) $   405,488   $ 27,138,705  $  (271,376)  $   (146,323)
                                ------------  ------------  ------------  ------------  -----------   ------------
CLASS B
  Proceeds from shares
    issued....................  $    18,400   $    111,179  $    91,638   $    571,782  $    60,044   $     52,395
  Dividends reinvested........           --             --           --      1,178,159           --         52,652
  Cost of shares redeemed.....     (737,482)    (1,233,497)  (1,296,123)    (3,056,916)    (368,852)      (953,061)
                                ------------  ------------  ------------  ------------  -----------   ------------
  Change in Class B...........  $  (719,082)  $ (1,122,318) $(1,204,485)  $ (1,306,975) $  (308,808)  $   (848,014)
                                ------------  ------------  ------------  ------------  -----------   ------------
CLASS I
  Proceeds from shares
    issued....................  $ 5,540,127   $ 28,889,716  $27,775,159   $ 67,812,916  $ 6,108,440   $  7,565,273
  Dividends reinvested........       21,913         72,759           --      9,227,205           --        319,843
  Cost of shares redeemed.....  (18,512,169)   (90,597,890) (20,242,553)   (80,636,043)  (4,727,017)   (12,954,985)
                                ------------  ------------  ------------  ------------  -----------   ------------
  Change in Class I...........  $(12,950,129) $(61,635,415) $ 7,532,606   $ (3,595,922) $ 1,381,423   $ (5,069,869)
                                ------------  ------------  ------------  ------------  -----------   ------------
Net change from capital
  transactions................  $(14,328,909) $(64,480,051) $ 6,733,609   $ 22,235,808  $   801,239   $ (6,064,206)
                                ============  ============  ============  ============  ===========   ============
SHARE TRANSACTIONS:
CLASS A
  Issued......................       77,578        189,594      627,579      2,930,030       84,069        107,613
  Reinvested..................          321            248           --        185,951           --          7,022
  Redeemed....................     (151,376)      (360,820)    (619,378)      (778,062)    (115,197)      (129,678)
                                ------------  ------------  ------------  ------------  -----------   ------------
  Change in Class A...........      (73,477)      (170,978)       8,201      2,337,919      (31,128)       (15,043)
                                ------------  ------------  ------------  ------------  -----------   ------------
CLASS B
  Issued......................        2,157         10,312        9,213         51,997        5,709          4,862
  Reinvested..................           --             --           --        114,830           --          4,912
  Redeemed....................      (88,354)      (116,636)    (140,293)      (290,435)     (35,554)       (87,275)
                                ------------  ------------  ------------  ------------  -----------   ------------
  Change in Class B...........      (86,197)      (106,324)    (131,080)      (123,608)     (29,845)       (77,501)
                                ------------  ------------  ------------  ------------  -----------   ------------
CLASS I
  Issued......................      655,168      2,709,299    2,809,075      5,822,027      600,152        644,339
  Reinvested..................        2,520          6,605           --        829,213           --         28,305
  Redeemed....................   (2,085,107)    (8,628,795)  (2,015,810)    (6,954,688)    (461,329)    (1,100,550)
                                ------------  ------------  ------------  ------------  -----------   ------------
  Change in Class I...........   (1,427,419)    (5,912,891)     793,265       (303,448)     138,823       (427,906)
                                ------------  ------------  ------------  ------------  -----------   ------------
Net change from share
  transactions................   (1,587,093)    (6,190,193)     670,386      1,910,863       77,850       (520,450)
                                ============  ============  ============  ============  ===========   ============

                                    CONTINUED

RBC FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2002
                                  (UNAUDITED)

                                                                                            RBC NORTH CAROLINA
                                  RBC GOVERNMENT INCOME                                          TAX-FREE
                                           FUND              RBC QUALITY INCOME FUND            BOND FUND
                                --------------------------  --------------------------  --------------------------
                                FOR THE SIX     FOR THE     FOR THE SIX     FOR THE     FOR THE SIX     FOR THE
                                MONTHS ENDED   YEAR ENDED   MONTHS ENDED   YEAR ENDED   MONTHS ENDED   YEAR ENDED
                                OCTOBER 31,    APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,    APRIL 30,
                                    2002          2002          2002          2002          2002          2002
                                ------------  ------------  ------------  ------------  ------------  ------------
                                (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares
    issued....................  $ 2,040,764   $  2,450,977  $   119,442   $    399,960  $    18,290   $    375,802
  Dividends reinvested........       97,064        268,757       11,493         26,891       78,759        196,026
  Cost of shares redeemed.....   (1,197,248)    (2,817,276)    (160,927)      (243,131)    (263,339)      (326,061)
                                -----------   ------------  ------------  ------------  -----------   ------------
  Change in Class A...........  $   940,580   $    (97,542) $   (29,992)  $    183,720  $  (166,290)  $    245,767
                                -----------   ------------  ------------  ------------  -----------   ------------
CLASS B
  Proceeds from shares
    issued....................  $   215,033   $    148,112  $     3,600   $     65,205  $    31,404   $     16,560
  Dividends reinvested........        5,371         12,296        2,390          4,780        5,307         15,681
  Cost of shares redeemed.....      (82,349)       (63,145)        (330)        (2,792)     (23,662)       (50,545)
                                -----------   ------------  ------------  ------------  -----------   ------------
  Change in Class B...........  $   138,055   $     97,263  $     5,660   $     67,193  $    13,049   $    (18,304)
                                -----------   ------------  ------------  ------------  -----------   ------------
CLASS I
  Proceeds from shares
    issued....................  $ 9,902,301   $ 19,573,103  $ 8,822,431   $ 37,211,297  $ 1,540,072   $  7,070,011
  Dividends reinvested........      222,147      1,153,372      411,404      2,228,175       10,109        247,638
  Cost of shares redeemed.....   (9,925,347)   (30,538,100) (20,822,914)   (50,318,373)  (4,739,568)   (10,843,831)
                                -----------   ------------  ------------  ------------  -----------   ------------
  Change in Class I...........  $   199,101   $ (9,811,625) $(11,589,079) $(10,878,901) $(3,189,387)  $ (3,526,182)
                                -----------   ------------  ------------  ------------  -----------   ------------
Net change from capital
  transactions................  $ 1,277,736   $ (9,811,904) $(11,613,411) $(10,627,988) $(3,342,628)  $ (3,298,719)
                                ===========   ============  ============  ============  ===========   ============
SHARE TRANSACTIONS:
CLASS A
  Issued......................      193,339        238,497       11,934         38,980        1,729         36,028
  Reinvested..................        9,256         26,155        1,153          2,658        7,468         18,889
  Redeemed....................     (114,478)      (273,369)     (16,119)       (23,732)     (24,686)       (31,350)
                                -----------   ------------  ------------  ------------  -----------   ------------
  Change in Class A...........       88,117         (8,717)      (3,032)        17,906      (15,489)        23,567
                                -----------   ------------  ------------  ------------  -----------   ------------
CLASS B
  Issued......................       20,380         14,159          354          6,401        2,909          1,589
  Reinvested..................          512          1,196          240            473          503          1,511
  Redeemed....................       (7,771)        (6,103)         (33)          (276)      (2,258)        (4,850)
                                -----------   ------------  ------------  ------------  -----------   ------------
  Change in Class B...........       13,121          9,252          561          6,598        1,154         (1,750)
                                -----------   ------------  ------------  ------------  -----------   ------------
CLASS I
  Issued......................      942,677      1,905,563      882,160      3,679,280      145,515        682,339
  Reinvested..................       21,203        112,270       41,327        220,605          955         24,151
  Redeemed....................     (939,701)    (2,988,778)  (2,094,845)    (5,036,486)    (451,469)    (1,041,277)
                                -----------   ------------  ------------  ------------  -----------   ------------
  Change in Class I...........       24,179       (970,945)  (1,171,358)    (1,136,601)    (304,999)      (334,787)
                                -----------   ------------  ------------  ------------  -----------   ------------
Net change from share
  transactions................      125,417       (970,410)  (1,173,829)    (1,112,097)    (319,334)      (312,970)
                                ===========   ============  ============  ============  ===========   ============

                                    CONTINUED

RBC FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2002
                                  (UNAUDITED)

 7. FEDERAL INCOME TAXES

    It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provision available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all federal income taxes.

   On April 30, 2002, the Funds' most recent fiscal year end, the RBC Large Cap Equity Fund, RBC Small Cap Fund, and RBC Government Income Fund had net capital loss carryforwards of approximately $8,855,675, $115,924, $1,929,660, respectively, of which $1,206,935, and $7,648,740 will expire on April 30, 2009 and April 30, 2010, respectively, for the RBC Large Cap Fund; $115,924 will expire on April 30, 2010 for the RBC Small Cap Equity Fund; and $521,639 and $1,408,021 will expire on April 30, 2008 and April 30, 2009, respectively, for the RBC Government Income Fund. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day the Fund's next taxable year. For the fiscal year ended April 30, 2002, the RBC Large Cap Fund deferred to May 1, 2002, post October capital losses of $7,991,543.

   DIVIDEND RECEIVED DEDUCTION

    For corporate shareholders the following percentage of the total ordinary income distributions paid during the tax year ended April 30, 2002, qualify for the corporate dividend received deduction for the following Funds:

   RBC Large Cap Equity Fund.........................  100.00%
   RBC Mid Cap Equity Fund...........................   22.89%

 8. SUBSEQUENT EVENTS

    The following changes took place within the RBC Funds family effective November 4, 2002:

   Ernst & Young LLP resigned as the Funds independent auditors on the basis it was no longer "independent" of the Funds within the meaning of their professional standards. The Board of Directors approved the decision to change independent auditors and engage PricewaterhouseCoopers LLP as its new independent auditors as of that date for the remainder of the fiscal year ending April 30, 2003.

   The Board of Directors approved the decision to terminate the Fund's current investment advisory agreement with Glenwood Capital Management, Inc. and enter into a new investment advisory agreement with Voyageur Asset Management, Inc.

                      END OF NOTES TO FINANCIAL STATEMENTS.

                                                                [RBC FUNDS LOGO]

                                               For additional information on the
                                                                 RBC FUNDS, call
                                                                  1-800-442-3688

                                                              INVESTMENT ADVISER
                                             Glenwood Capital Management Company
                                                 3201 Beechleaf Court, Suite 350
                                                               Raleigh, NC 27604

                                                                       CUSTODIAN
                                                                     RBC Centura
                                                         131 North Church Street
                                                           Rocky Mount, NC 27802

                                                       ADMINISTRATOR AND SPONSOR
                                                       BISYS Fund Services, Inc.
                                                               3435 Stelzer Road
                                                              Columbus, OH 43219

                                                                     DISTRIBUTOR
                                                 Centura Funds Distributor, Inc.
                                                               3435 Stelzer Road
                                                              Columbus, OH 43219

                                                                   LEGAL COUNSEL
                                                                         Dechert
                                                          Ten Post Office Square
                                                                Boston, MA 02109

                                                            INDEPENDENT AUDITORS
                                                          PricewaterhouseCoopers
                                                           100 East Broad Street
                                                              Columbus, OH 43215

This report is for the information of the shareholders of RBC Funds. Its use in connection with any offering of the Funds' shares is authorized only in case of a concurrent or prior delivery of the Funds' current prospectus.

Investments in mutual funds involve risk, including possible loss of principal. RBC Funds are not deposits, guaranteed by or obligations of RBC Centura Bank or its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency.

12/02